Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Communication Services: 2.4%
165,740	(1)	AMC Entertainment Holdings, Inc.	$ 1,692,205	0.1
12,386	(1),(2)	AMC Networks, Inc.	658,440	0.1
5,161	(2)	Anterix, Inc.	243,393	0.0
5,161		ATN International, Inc.	253,508	0.0
8,499	(1),(2)	Bandwidth, Inc.	1,077,163	0.1
18,884	(2)	Boingo Wireless, Inc.	265,698	0.0
5,958	(1),(2)	Boston Omaha Corp.	176,118	0.0
13,058	(2)	Cardlytics, Inc.	1,432,463	0.1
38,338	(2)	Cargurus, Inc.	913,595	0.1
29,358	(2)	Cars.com, Inc.	380,480	0.0
21,635	(2)	Cincinnati Bell, Inc.	332,097	0.0
46,636	(1)	Cinemark Holdings, Inc.	951,841	0.1
18,698	(1)	Cogent Communications Holdings, Inc.	1,285,674	0.1
28,026	(2)	comScore, Inc.	102,575	0.0
33,229	(2)	Consolidated Communications Holdings, Inc.	239,249	0.0
557	(2)	Daily Journal Corp.	176,263	0.0
27,328	(2)	DHI Group, Inc.	91,549	0.0
12,533		Emerald Holding, Inc.	69,182	0.0
52,477		Entercom Communications Corp.	275,504	0.0
28,822		Entravision Communications Corp.	116,441	0.0
74,838	(2)	Eros STX Global Corp.	135,457	0.0
27,785	(1),(2)	Eventbrite, Inc.	615,716	0.1
6,052	(2)	EverQuote, Inc.	219,627	0.0
23,855		EW Scripps Co.	459,686	0.1
19,755	(2)	Fluent, Inc.	80,995	0.0
6,018	(1),(2)	Gaia, Inc.	71,554	0.0
58,823	(1),(2)	Gannett Co., Inc.	316,468	0.0
64,417	(2)	Glu Mobile, Inc.	803,924	0.1
23,352	(1),(2)	Gogo, Inc.	225,580	0.0
37,328		Gray Television, Inc.	686,835	0.1
8,313	(2)	Hemisphere Media Group, Inc.	96,846	0.0
9,209	(2)	IDT Corp.	208,676	0.0
26,213	(2)	iHeartMedia, Inc.	475,766	0.1
21,524	(2)	Imax Corp.	432,632	0.0
52,403	(2)	Iridium Communications, Inc.	2,161,624	0.2
68,916	(2)	Liberty Latin America Ltd.	894,530	0.1
18,976	(2)	Liberty Latin America Ltd. - Class A	243,462	0.0
20,092	(2)	Liberty Media Corp.- Liberty Braves C Tracking Stock	558,959	0.1
32,821	(2)	Liberty TripAdvisor Holdings, Inc.	209,398	0.0
22,066	(1),(2)	LiveXLive Media, Inc.	95,766	0.0
5,783		Loral Space & Communications, Inc.	217,846	0.0
10,324	(1)	Marcus Corp.	206,377	0.0
7,899	(2)	MediaAlpha, Inc.	279,862	0.0
16,998		Meredith Corp.	506,200	0.1
13,589	(1),(2)	MSG Networks, Inc.	204,379	0.0
27,396		National CineMedia, Inc.	126,570	0.0
10,013	(2)	Ooma, Inc.	158,706	0.0
31,627	(1),(2)	Orbcomm, Inc.	241,314	0.0
21,224	(2)	QuinStreet, Inc.	430,847	0.0
12,879		Scholastic Corp.	387,787	0.0
21,033		Shenandoah Telecommunications Co.	1,026,621	0.1
19,165	(1)	Sinclair Broadcast Group, Inc.	560,768	0.1
8,886		Spok Holdings, Inc.	93,214	0.0
10,422	(2)	TechTarget, Inc.	723,808	0.1
96,032		TEGNA, Inc.	1,808,283	0.2
6,970		Tribune Publishing Co.	125,390	0.0
46,943	(1),(2)	TrueCar, Inc.	224,622	0.0
102,983	(2)	Vonage Holdings Corp.	1,217,259	0.1
23,458	(2)	WideOpenWest, Inc.	318,794	0.0
31,464	(2)	Yelp, Inc.	1,227,096	0.1
			29,812,682	2.4

		Consumer Discretionary: 14.3%
10,928	(1),(2)	1-800-Flowers.com, Inc.	301,722	0.0
15,006		Aaron's Co., Inc./The	385,354	0.0
27,104		Abercrombie & Fitch Co. - Class A	929,938	0.1
12,944	(1),(2)	Academy Sports & Outdoors, Inc.	349,359	0.0
22,889	(2)	Accel Entertainment, Inc.	250,177	0.0
14,494		Acushnet Holdings Corp.	599,037	0.1
39,917	(2)	Adient plc	1,764,331	0.2
22,108	(2)	Adtalem Global Education, Inc.	874,150	0.1
48,874	(2)	American Axle & Manufacturing Holdings, Inc.	472,123	0.0
66,037	(1)	American Eagle Outfitters, Inc.	1,930,922	0.2
6,462	(2)	American Outdoor Brands, Inc.	162,842	0.0
6,850	(2)	American Public Education, Inc.	244,066	0.0
2,656	(2)	America's Car-Mart, Inc.	404,695	0.0
8,431	(2)	Asbury Automotive Group, Inc.	1,656,692	0.1
9,776	(2)	Aspen Group, Inc./CO	58,656	0.0
23,594	(2)	At Home Group, Inc.	677,148	0.1
7,809	(1)	Bally's Corp.	507,429	0.1
12,369	(2)	Beazer Homes USA, Inc.	258,760	0.0
53,178	(1)	Bed Bath & Beyond, Inc.	1,550,139	0.1
16,285	(1)	Big Lots, Inc.	1,112,266	0.1
622	(2)	Biglari Holdings, Inc. - Class B	82,577	0.0
9,568	(1),(2)	BJ's Restaurants, Inc.	555,709	0.1
38,076		Bloomin Brands, Inc.	1,029,956	0.1
6,112	(2)	Bluegreen Vacations Holding Corp.	113,317	0.0
12,469	(2)	Boot Barn Holdings, Inc.	776,943	0.1
35,375	(2)	Boyd Gaming Corp.	2,085,710	0.2
19,828		Brinker International, Inc.	1,408,978	0.1
12,411	(1)	Buckle, Inc.	487,504	0.0
78,674	(2)	Caesars Entertainment, Inc.	6,880,041	0.6
15,859		Caleres, Inc.	345,726	0.0
40,499	(1)	Callaway Golf Co.	1,083,348	0.1
14,433		Camping World Holdings, Inc.	525,073	0.1
15,523	(1),(2)	CarParts.com, Inc.	221,668	0.0
7,432		Carriage Services, Inc.	261,532	0.0
16,515	(2)	Carrols Restaurant Group, Inc.	98,842	0.0
11,766	(2)	Casper Sleep, Inc.	85,186	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

9,649		Cato Corp.	115,788	0.0
4,020	(2)	Cavco Industries, Inc.	906,952	0.1
13,005	(2)	Century Casinos, Inc.	133,561	0.0
12,862	(2)	Century Communities, Inc.	775,836	0.1
18,539		Cheesecake Factory	1,084,717	0.1
49,520		Chico's FAS, Inc.	163,911	0.0
6,149	(1),(2)	Childrens Place, Inc./The	428,585	0.0
16,648		Churchill Downs, Inc.	3,786,088	0.3
8,789	(2)	Chuy's Holdings, Inc.	389,528	0.0
4,076		Citi Trends, Inc.	341,487	0.0
11,141		Clarus Corp.	189,954	0.0
8,246	(2)	Conn's, Inc.	160,385	0.0
13,066	(2)	Container Store Group, Inc.	217,418	0.0
22,128		Cooper Tire & Rubber Co.	1,238,725	0.1
7,423	(2)	Cooper-Standard Holdings, Inc.	269,603	0.0
19,217		Core-Mark Holding Co., Inc.	743,506	0.1
10,353		Cracker Barrel Old Country Store, Inc.	1,789,827	0.2
29,131	(2)	CROCS, Inc.	2,343,589	0.2
63,119		Dana, Inc.	1,535,685	0.1
19,225	(2)	Dave & Buster's Entertainment, Inc.	920,878	0.1
12,274	(2)	Deckers Outdoor Corp.	4,055,575	0.3
14,357		Del Taco Restaurants, Inc.	137,540	0.0
26,998	(2)	Denny's Corp.	488,934	0.0
27,150	(1)	Designer Brands, Inc.	472,410	0.0
2,990	(1)	Dillards, Inc.	288,744	0.0
6,834		Dine Brands Global, Inc.	615,265	0.1
11,624	(2)	Dorman Products, Inc.	1,193,087	0.1
5,186	(1),(2)	Duluth Holdings, Inc.	87,851	0.0
8,849	(2)	El Pollo Loco Holdings, Inc.	142,646	0.0
4,962		Escalade, Inc.	103,755	0.0
9,809		Ethan Allen Interiors, Inc.	270,827	0.0
35,583	(2)	Everi Holdings, Inc.	502,076	0.0
27,514	(1),(2)	Express, Inc.	110,606	0.0
8,591	(2)	Fiesta Restaurant Group, Inc.	108,161	0.0
19,900	(2)	Fossil Group, Inc.	246,760	0.0
18,138	(2)	Fox Factory Holding Corp.	2,304,614	0.2
9,877		Franchise Group, Inc.	356,658	0.0
11,174	(2)	Funko, Inc.	219,904	0.0
24,992	(2)	GameStop Corp.	4,743,981	0.4
13,077	(2)	GAN Ltd.	238,001	0.0
6,028	(2)	Genesco, Inc.	286,330	0.0
14,282	(2)	Gentherm, Inc.	1,058,439	0.1
18,858	(2)	G-III Apparel Group Ltd.	568,380	0.1
7,561	(2)	Golden Entertainment, Inc.	190,991	0.0
101,492	(2)	Goodyear Tire & Rubber Co.	1,783,214	0.2
53,031	(1),(2)	GoPro, Inc.	617,281	0.1
11,410	(2)	Green Brick Partners, Inc.	258,779	0.0
7,583	(1)	Group 1 Automotive, Inc.	1,196,522	0.1
10,293	(1),(2)	Groupon, Inc.	520,260	0.1
17,734	(1),(2)	GrowGeneration Corp.	881,202	0.1
17,497	(1)	Guess?, Inc.	411,180	0.0
3,295	(1)	Hamilton Beach Brands Holding Co.	59,738	0.0
7,211	(1)	Haverty Furniture Cos., Inc.	268,177	0.0
10,778	(1),(2)	Helen of Troy Ltd.	2,270,493	0.2
7,212	(2)	Hibbett Sports, Inc.	496,835	0.0
37,011	(2)	Hilton Grand Vacations, Inc.	1,387,542	0.1
5,400		Hooker Furniture Corp.	196,884	0.0
46,901	(2)	Houghton Mifflin Harcourt Co.	357,386	0.0
10,001		Installed Building Products, Inc.	1,108,911	0.1
43,032	(1)	International Game Technology PLC	690,664	0.1
12,157	(1),(2)	iRobot Corp.	1,485,342	0.1
9,981	(1)	Jack in the Box, Inc.	1,095,714	0.1
2,361		Johnson Outdoors, Inc.	337,033	0.0
39,285		KB Home	1,827,931	0.2
22,367		Kontoor Brands, Inc.	1,085,471	0.1
3,427	(2)	Lakeland Industries, Inc.	95,476	0.0
5,277	(2)	Lands' End, Inc.	130,922	0.0
47,187	(2)	Laureate Education Inc.- Class A	641,271	0.1
19,609		La-Z-Boy, Inc.	832,990	0.1
10,769		LCI Industries	1,424,523	0.1
9,809	(2)	LGI Homes, Inc.	1,464,582	0.1
5,951		Lifetime Brands, Inc.	87,420	0.0
10,846	(1),(2)	Lindblad Expeditions Holdings, Inc.	204,989	0.0
12,019	(2)	Liquidity Services, Inc.	223,313	0.0
11,394		Lithia Motors, Inc.	4,444,685	0.4
4,368	(1),(2)	Lovesac Co/The	247,229	0.0
12,442	(2)	Lumber Liquidators Holdings, Inc.	312,543	0.0
12,285	(2)	M/I Homes, Inc.	725,675	0.1
137,145		Macy's, Inc.	2,220,378	0.2
48,172	(1),(2)	Magnite, Inc.	2,004,437	0.2
8,975	(2)	Malibu Boats, Inc.	715,128	0.1
3,620		Marine Products Corp.	58,897	0.0
9,350	(2)	MarineMax, Inc.	461,516	0.0
17,736		Marriott Vacations Worldwide Corp.	3,089,256	0.3
8,148	(2)	MasterCraft Boat Holdings, Inc.	216,655	0.0
24,869		MDC Holdings, Inc.	1,477,219	0.1
16,314	(2)	Meritage Homes Corp.	1,499,583	0.1
32,189	(2)	Michaels Cos, Inc.	706,227	0.1
22,513	(2)	Modine Manufacturing Co.	332,517	0.0
5,595	(2)	Monarch Casino & Resort, Inc.	339,169	0.0
14,393	(1)	Monro, Inc.	947,059	0.1
9,061	(2)	Motorcar Parts of America, Inc.	203,873	0.0
7,368		Movado Group, Inc.	209,620	0.0
11,199		Murphy USA, Inc.	1,618,927	0.1
1,576		Nathan's Famous, Inc.	99,430	0.0
35,158	(2)	National Vision Holdings, Inc.	1,540,975	0.1
13,274	(1),(2)	Nautilus, Inc.	207,605	0.0
1,753	(2)	NEOGAMES SA	62,705	0.0
15,251	(2)	Noodles & Co.	157,848	0.0
23,085		ODP Corp./The	999,350	0.1
21,061	(1),(2)	OneSpaWorld Holdings Ltd.	224,300	0.0
3,806	(2)	OneWater Marine, Inc.	152,088	0.0
18,648	(2)	Overstock.com, Inc.	1,235,616	0.1
7,038		Oxford Industries, Inc.	615,262	0.1
14,363		Papa Johns International, Inc.	1,273,136	0.1
9,666		Patrick Industries, Inc.	821,610	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

68,102	(1),(2)	Penn National Gaming, Inc.	7,139,814	0.6
30,295	(2)	Perdoceo Education Corp.	362,328	0.0
8,729	(1)	PetMed Express, Inc.	307,043	0.0
11,451	(2)	PlayAGS, Inc.	92,524	0.0
13,655	(1),(2)	Purple Innovation, Inc.	432,181	0.0
37,674	(2)	Quotient Technology, Inc.	615,593	0.1
3,811	(1)	RCI Hospitality Holdings, Inc.	242,342	0.0
27,799	(1),(2)	RealReal, Inc./The	629,091	0.1
6,871	(2)	Red Robin Gourmet Burgers, Inc.	274,084	0.0
28,539		Red Rock Resorts, Inc.	930,086	0.1
9,565	(1),(2)	Regis Corp.	120,136	0.0
21,139		Rent-A-Center, Inc.	1,218,875	0.1
6,904	(1),(2)	RH	4,118,926	0.3
3,239		Rocky Brands, Inc.	175,100	0.0
14,455		Ruth's Hospitality Group, Inc.	358,918	0.0
49,356	(1),(2)	Sally Beauty Holdings, Inc.	993,536	0.1
24,800	(2)	Scientific Games Corp.	955,296	0.1
22,159	(1),(2)	SeaWorld Entertainment, Inc.	1,100,638	0.1
15,396	(1),(2)	Shake Shack, Inc.	1,736,207	0.1
4,119	(1)	Shoe Carnival, Inc.	254,884	0.0
9,514		Shutterstock, Inc.	847,127	0.1
22,801	(1),(2)	Signet Jewelers Ltd.	1,322,002	0.1
23,034	(2)	Skyline Champion Corp.	1,042,519	0.1
11,856	(2)	Sleep Number Corp.	1,701,217	0.1
24,108	(1)	Smith & Wesson Brands, Inc.	420,685	0.0
9,968	(1)	Sonic Automotive, Inc.	494,114	0.0
52,373	(2)	Sonos, Inc.	1,962,416	0.2
18,893	(2)	Sportsman's Warehouse Holdings, Inc.	325,715	0.0
7,435	(2)	Stamps.com, Inc.	1,483,357	0.1
9,375		Standard Motor Products, Inc.	389,813	0.0
35,953		Steven Madden Ltd.	1,339,609	0.1
25,833	(1),(2)	Stitch Fix, Inc.	1,279,767	0.1
11,982	(2)	Stoneridge, Inc.	381,147	0.0
10,548		Strategic Education, Inc.	969,467	0.1
17,662	(2)	Stride, Inc.	531,803	0.1
7,322	(1)	Sturm Ruger & Co., Inc.	483,765	0.0
4,804		Superior Group of Cos, Inc.	122,118	0.0
55,351	(2)	Taylor Morrison Home Corp.	1,705,364	0.1
21,282	(2)	Tenneco, Inc.	228,143	0.0
28,753		Texas Roadhouse, Inc.	2,758,563	0.2
11,043	(2)	Tilly's, Inc.	125,007	0.0
14,544	(2)	TopBuild Corp.	3,045,950	0.3
55,305	(2)	Tri Pointe Homes, Inc.	1,126,010	0.1
21,669	(2)	Tupperware Brands Corp.	572,278	0.1
6,739	(2)	Turtle Beach Corp.	179,729	0.0
6,442	(2)	Unifi, Inc.	177,542	0.0
5,875	(2)	Universal Electronics, Inc.	322,949	0.0
14,993	(2)	Universal Technical Institute, Inc.	87,559	0.0
30,110	(2)	Urban Outfitters, Inc.	1,119,791	0.1
9,819	(2)	Vera Bradley, Inc.	99,172	0.0
25,635	(2)	Vista Outdoor, Inc.	822,114	0.1
12,098	(2)	Visteon Corp.	1,475,351	0.1
35,173	(2)	Vivint Smart Home, Inc.	503,677	0.0
8,886	(1),(2)	VOXX International Corp.	169,367	0.0
37,360	(1),(2)	Waitr Holdings, Inc.	109,465	0.0
3,343		Weyco Group, Inc.	72,309	0.0
13,024		Wingstop, Inc.	1,656,262	0.1
1,317		Winmark Corp.	245,528	0.0
13,780	(1)	Winnebago Industries	1,057,064	0.1
35,121		Wolverine World Wide, Inc.	1,345,837	0.1
41,320	(1),(2)	Workhorse Group, Inc.	568,976	0.1
20,679	(2)	WW International, Inc.	646,839	0.1
7,391	(2)	XPEL, Inc.	383,815	0.0
34,986	(2)	YETI Holdings, Inc.	2,526,339	0.2
9,231	(2)	Zumiez, Inc.	396,010	0.0
			180,203,290	14.3

		Consumer Staples: 3.2%
14,197		Andersons, Inc.	388,714	0.0
28,173	(1)	B&G Foods, Inc.	875,053	0.1
17,372	(2)	BellRing Brands, Inc.	410,153	0.0
60,319	(2)	BJ's Wholesale Club Holdings, Inc.	2,705,910	0.2
7,221	(1)	Calavo Growers, Inc.	560,638	0.1
16,323	(2)	Cal-Maine Foods, Inc.	627,130	0.1
15,676	(1),(2)	Celsius Holdings, Inc.	753,232	0.1
22,134	(2)	Central Garden & Pet Co. - Class A - CENTA	1,148,533	0.1
13,051	(1),(2)	Chefs' Warehouse Holdings, Inc.	397,534	0.0
1,998	(1)	Coca-Cola Consolidated, Inc.	576,982	0.1
70,576	(2)	Darling Ingredients, Inc.	5,192,982	0.4
23,860		Edgewell Personal Care Co.	944,856	0.1
19,781	(2)	elf Beauty, Inc.	530,724	0.0
13,993		Fresh Del Monte Produce, Inc.	400,620	0.0
17,948	(2)	Freshpet, Inc.	2,850,322	0.2
16,748	(1),(2)	HF Foods Group, Inc.	120,921	0.0
54,773	(2)	Hostess Brands, Inc.	785,445	0.1
6,277	(1)	Ingles Markets, Inc.	386,977	0.0
7,797		Inter Parfums, Inc.	553,041	0.1
6,530	(1)	J&J Snack Foods Corp.	1,025,406	0.1
4,012		John B Sanfilippo & Son, Inc.	362,564	0.0
8,215	(1)	Lancaster Colony Corp.	1,440,582	0.1
12,868	(2)	Landec Corp.	136,401	0.0
7,551	(2)	Lifevantage Corp.	70,602	0.0
7,493		Limoneira Co.	131,128	0.0
4,941		Medifast, Inc.	1,046,603	0.1
5,629	(1)	MGP Ingredients, Inc.	332,955	0.0
10,284	(1)	National Beverage Corp.	502,990	0.0
4,601		Natural Grocers by Vitamin Cottage, Inc.	80,748	0.0
44,179	(1),(2)	NewAge, Inc.	126,352	0.0
3,107		Oil-Dri Corp. of America	107,005	0.0
57,436	(2)	Performance Food Group Co.	3,308,888	0.3
10,015		Pricesmart, Inc.	968,951	0.1
68,138		Primo Water Corp.	1,107,924	0.1
24,023	(1),(2)	Rite Aid Corp.	491,511	0.0
8,853		Sanderson Farms, Inc.	1,379,120	0.1
3,022	(2)	Seneca Foods Corp.	142,306	0.0
37,408	(2)	Simply Good Foods Co/The	1,137,951	0.1
16,043		SpartanNash Co.	314,924	0.0
7,655	(1)	Tootsie Roll Industries, Inc.	253,610	0.0
5,421		Turning Point Brands, Inc.	282,814	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

24,684	(2)	United Natural Foods, Inc.	813,091	0.1
11,164		Universal Corp.	658,564	0.1
5,074	(1),(2)	USANA Health Sciences, Inc.	495,222	0.0
61,767		Vector Group Ltd.	861,650	0.1
24,272	(2)	Veru, Inc.	261,531	0.0
4,221		Village Super Market, Inc.	99,489	0.0
8,934	(1),(2)	Vital Farms, Inc.	195,119	0.0
6,018	(1)	WD-40 Co.	1,842,591	0.2
4,198	(1)	Weis Markets, Inc.	237,271	0.0
			40,425,630	3.2

		Energy: 2.6%
106,112	(1),(2)	Antero Resources Corp.	1,082,342	0.1
6,558		Arch Resources, Inc.	272,813	0.0
56,275		Archrock, Inc.	534,050	0.1
17,172		Ardmore Shipping Corp.	77,961	0.0
9,232	(2)	Aspen Aerogels, Inc.	187,779	0.0
32,636		Berry Corp.	179,824	0.0
8,859	(2)	Bonanza Creek Energy, Inc.	316,532	0.0
19,516		Brigham Minerals, Inc.	285,714	0.0
3,154	(2)	Bristow Group, Inc.	81,626	0.0
20,943		Cactus, Inc.	641,275	0.1
81,127	(2)	ChampionX Corp.	1,762,890	0.2
56,587	(2)	Clean Energy Fuels Corp.	777,505	0.1
95,826	(1),(2)	CNX Resources Corp.	1,408,642	0.1
11,469	(1),(2)	Comstock Resources, Inc.	63,538	0.0
14,125	(2)	CONSOL Energy, Inc.	137,295	0.0
52,856	(1),(2)	Contango Oil & Gas Co.	206,138	0.0
13,530	(1)	CVR Energy, Inc.	259,505	0.0
27,798		Delek US Holdings, Inc.	605,441	0.1
51,058		DHT Holdings, Inc.	302,774	0.0
13,525	(1),(2)	Diamond S Shipping, Inc.	135,656	0.0
6,505	(1)	DMC Global, Inc.	352,961	0.0
17,024	(2)	Dorian L.P.G Ltd.	223,525	0.0
15,448	(2)	Dril-Quip, Inc.	513,337	0.1
8,367	(2)	Earthstone Energy, Inc.	59,824	0.0
60,324	(1),(2)	Energy Fuels, Inc./Canada	342,640	0.0
12,550	(2)	Exterran Corp.	42,168	0.0
17,405		Falcon Minerals Corp.	78,149	0.0
70,012	(2)	Frank's International N.V.	248,543	0.0
52,071	(1)	Frontline Ltd./Bermuda	372,308	0.0
43,166	(2)	Golar LNG Ltd.	441,588	0.1
15,340	(1),(2)	Green Plains, Inc.	415,254	0.1
62,161	(1),(2)	Helix Energy Solutions Group, Inc.	313,913	0.0
11,127	(1)	International Seaways, Inc.	215,641	0.0
176,263		Kosmos Energy Ltd.	541,127	0.1
33,351		Liberty Oilfield Services, Inc.	376,533	0.0
54,478	(1),(2)	Magnolia Oil & Gas Corp.	625,408	0.1
48,231		Matador Resources Co.	1,131,017	0.1
2,988		Nabors Industries Ltd.	279,229	0.0
9,917	(2)	National Energy Services Reunited Corp.	122,673	0.0
40,825	(2)	Newpark Resources, Inc.	128,191	0.0
67,375	(2)	NexTier Oilfield Solutions, Inc.	250,635	0.0
66,010	(1)	Nordic American Tankers Ltd.	214,533	0.0
42,915	(2)	Oceaneering International, Inc.	490,089	0.1
28,309	(2)	Oil States International, Inc.	170,703	0.0
34,390	(2)	Overseas Shipholding Group, Inc.	70,843	0.0
114,731		Ovintiv, Inc.	2,732,892	0.2
18,436	(2)	Par Pacific Holdings, Inc.	260,316	0.0
80,718		Patterson-UTI Energy, Inc.	575,519	0.1
42,869	(1)	PBF Energy, Inc.	606,596	0.1
43,750	(2)	PDC Energy, Inc.	1,505,000	0.1
29,898	(1),(2)	Peabody Energy Corp.	91,488	0.0
6,530	(2)	Penn Virginia Corp.	87,502	0.0
34,996	(2)	ProPetro Holding Corp.	373,057	0.0
93,736	(1),(2)	Range Resources Corp.	968,293	0.1
17,036	(1),(2)	Renewable Energy Group, Inc.	1,125,058	0.1
2,495	(2)	REX American Resources Corp.	210,004	0.0
27,267	(1),(2)	RPC, Inc.	147,242	0.0
22,175	(1)	Scorpio Tankers, Inc.	409,351	0.0
27,464	(2)	Select Energy Services, Inc.	136,771	0.0
43,695	(1)	SFL Corp. Ltd.	350,434	0.0
49,744		SM Energy Co.	814,309	0.1
12,849		Solaris Oilfield Infrastructure, Inc.	157,657	0.0
284,839	(2)	Southwestern Energy Co.	1,324,501	0.1
6,647	(2)	Talos Energy, Inc.	80,030	0.0
71,001	(1),(2)	Tellurian, Inc.	166,142	0.0
18,799	(2)	Tidewater, Inc.	235,552	0.0
254,255	(1),(2)	Transocean Ltd.	902,605	0.1
87,777	(1),(2)	Uranium Energy Corp.	251,042	0.0
32,964		US Silica Holdings, Inc.	405,128	0.0
43,265	(1),(2)	W&T Offshore, Inc.	155,321	0.0
27,449		World Fuel Services Corp.	966,205	0.1
			32,378,147	2.6

		Financials: 15.5%
4,995		1st Constitution Bancorp	87,962	0.0
7,612		1st Source Corp.	362,179	0.0
4,268		ACNB Corp.	125,052	0.0
7,371		Alerus Financial Corp.	219,508	0.0
8,653		Allegiance Bancshares, Inc.	350,793	0.0
7,254		Altabancorp	304,958	0.0
6,847		Amalgamated Financial Corp.	113,592	0.0
2,418		A-Mark Precious Metals, Inc.	87,048	0.0
20,829	(2)	Ambac Financial Group, Inc.	348,677	0.0
10,405	(2)	Amerant Bancorp, Inc.	193,221	0.0
39,211		American Equity Investment Life Holding Co.	1,236,323	0.1
4,857		American National Bankshares, Inc.	160,621	0.0
28,986		Ameris Bancorp.	1,522,055	0.1
8,653		Amerisafe, Inc.	553,792	0.1
4,586		Ames National Corp.	117,310	0.0
61,209	(1)	Apollo Commercial Real Estate Finance, Inc.	855,090	0.1
50,380	(1)	Arbor Realty Trust, Inc.	801,042	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

14,565		Ares Commercial Real Estate Corp.	199,832	0.0
14,062		Argo Group International Holdings Ltd.	707,600	0.1
19,018	(2)	Arlington Asset Investment Corp.	76,833	0.0
29,048		ARMOUR Residential REIT, Inc.	354,386	0.0
6,236		Arrow Financial Corp.	207,721	0.0
24,327		Artisan Partners Asset Management, Inc.	1,269,140	0.1
6,641	(2)	AssetMark Financial Holdings, Inc.	155,001	0.0
9,537	(2)	Atlantic Capital Bancshares, Inc.	229,842	0.0
34,029		Atlantic Union Bankshares Corp.	1,305,352	0.1
2,395	(2)	Atlanticus Holdings Corp.	72,640	0.0
25,015	(1),(2)	Axos Financial, Inc.	1,175,955	0.1
8,524		B. Riley Financial, Inc.	480,583	0.0
19,903		Banc of California, Inc.	359,846	0.0
8,133		Bancfirst Corp.	574,922	0.1
14,387		Banco Latinoamericano de Comercio Exterior SA	217,675	0.0
22,425	(2)	Bancorp, Inc.	464,646	0.0
43,110		BancorpSouth Bank	1,400,213	0.1
2,998	(1)	Bank First Corp.	224,820	0.0
9,049		Bank of Commerce Holdings	115,375	0.0
6,615		Bank of Marin Bancorp	259,043	0.0
21,775		Bank of NT Butterfield & Son Ltd.	832,241	0.1
40,144		BankUnited, Inc.	1,764,329	0.1
15,062		Banner Corp.	803,256	0.1
7,156		Bar Harbor Bankshares	210,530	0.0
6,117	(2)	Baycom Corp.	110,228	0.0
20,113		Berkshire Hills Bancorp, Inc.	448,922	0.0
135,462		BGC Partners, Inc.	654,281	0.1
61,134	(1)	Blackstone Mortgage Trust, Inc.	1,895,154	0.2
21,009	(2)	Blucora, Inc.	349,590	0.0
35,722		Boston Private Financial Holdings, Inc.	475,817	0.0
10,599	(2)	Bridgewater Bancshares, Inc.	171,174	0.0
25,962		Brightsphere Investment Group, Inc.	529,106	0.1
56,704		Broadmark Realty Capital, Inc.	593,124	0.1
35,076		Brookline Bancorp, Inc.	526,140	0.1
18,480	(2)	BRP Group, Inc.	503,580	0.0
9,172		Bryn Mawr Bank Corp.	417,418	0.0
9,392		Business First Bancshares, Inc.	224,751	0.0
11,069		Byline Bancorp, Inc.	234,109	0.0
1,825		C&F Financial Corp.	80,829	0.0
53,644		Cadence BanCorp	1,112,040	0.1
4,169	(2)	California BanCorp	74,250	0.0
3,075		Cambridge Bancorp	259,284	0.0
7,139		Camden National Corp.	341,673	0.0
37,675	(2)	Cannae Holdings, Inc.	1,492,683	0.1
7,009		Capital City Bank Group, Inc.	182,374	0.0
57,834		Capitol Federal Financial, Inc.	766,011	0.1
8,508		Capstar Financial Holdings, Inc.	146,763	0.0
44,352		Capstead Mortgage Corp.	276,313	0.0
10,487	(2)	Carter Bankshares, Inc.	146,399	0.0
32,939		Cathay General Bancorp.	1,343,252	0.1
8,182		CBTX, Inc.	251,351	0.0
12,864		Central Pacific Financial Corp.	343,212	0.0
5,694		Central Valley Community Bancorp	104,827	0.0
1,224		Century Bancorp, Inc./MA	114,211	0.0
1,829		Chemung Financial Corp.	76,489	0.0
7,794		Cherry Hill Mortgage Investment Corp.	72,796	0.0
84,629		Chimera Investment Corp.	1,074,788	0.1
3,612		ChoiceOne Financial Services, Inc.	86,869	0.0
43,147		CIT Group, Inc.	2,222,502	0.2
6,685		Citizens & Northern Corp.	158,969	0.0
23,882	(1),(2)	Citizens, Inc.	138,277	0.0
6,790		City Holding Co.	555,286	0.1
7,532		Civista Bancshares, Inc.	172,784	0.0
7,268		CNB Financial Corp.	178,865	0.0
58,426		CNO Financial Group, Inc.	1,419,168	0.1
4,429	(2)	Coastal Financial Corp./WA	116,128	0.0
5,303		Codorus Valley Bancorp, Inc.	97,628	0.0
10,327		Cohen & Steers, Inc.	674,663	0.1
38,111		Colony Credit Real Estate, Inc.	324,706	0.0
31,465		Columbia Banking System, Inc.	1,355,827	0.1
21,490	(1),(2)	Columbia Financial, Inc.	375,645	0.0
23,138		Community Bank System, Inc.	1,775,147	0.2
11,739		Community Bankers Trust Corp.	103,538	0.0
2,695		Community Financial Corp./The	92,304	0.0
7,324		Community Trust Bancorp, Inc.	322,476	0.0
16,431		ConnectOne Bancorp, Inc.	416,526	0.0
2,865	(1)	County Bancorp, Inc.	68,674	0.0
11,155	(1)	Cowen, Inc.	392,098	0.0
8,469		Crawford & Co.	90,195	0.0
22,095	(2)	CrossFirst Bankshares, Inc.	304,690	0.0
8,075		Curo Group Holdings Corp.	117,814	0.0
12,869	(2)	Customers Bancorp, Inc.	409,492	0.0
56,669		CVB Financial Corp.	1,251,818	0.1
1,425		Diamond Hill Investment Group, Inc.	222,314	0.0
16,008		Dime Community Bancshares, Inc.	482,481	0.0
13,108	(2)	Donnelley Financial Solutions, Inc.	364,796	0.0
9,027	(1)	Dynex Capital, Inc.	170,881	0.0
13,793		Eagle Bancorp, Inc.	733,926	0.1
72,017		Eastern Bankshares, Inc.	1,389,208	0.1
11,344	(2)	eHealth, Inc.	825,049	0.1
18,676		Ellington Financial, Inc.	299,003	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

12,738		Employers Holdings, Inc.	548,498	0.1
13,642	(1),(2)	Encore Capital Group, Inc.	548,818	0.1
14,735	(2)	Enova International, Inc.	522,798	0.1
5,259	(2)	Enstar Group Ltd.	1,297,553	0.1
4,633		Enterprise Bancorp, Inc./MA	150,665	0.0
10,464		Enterprise Financial Services Corp.	517,340	0.1
7,052	(2)	Equity Bancshares, Inc.	193,225	0.0
3,663	(2)	Esquire Financial Holdings, Inc.	83,553	0.0
5,326		ESSA Bancorp, Inc.	85,216	0.0
48,231		Essent Group Ltd.	2,290,490	0.2
23,774	(1),(2)	Ezcorp, Inc.	118,157	0.0
5,130		Farmers & Merchants Bancorp, Inc./Archbold OH	128,968	0.0
12,214		Farmers National Banc Corp.	203,974	0.0
13,779		FB Financial Corp.	612,614	0.1
4,147		FBL Financial Group, Inc.	231,900	0.0
4,100		Federal Agricultural Mortgage Corp.	412,952	0.0
41,353		Federated Hermes, Inc.	1,294,349	0.1
2,011		Fidelity D&D Bancorp, Inc.	123,676	0.0
7,344		Financial Institutions, Inc.	222,450	0.0
5,153		First Bancorp, Inc./The	150,416	0.0
93,588		First BanCorp. Puerto Rico	1,053,801	0.1
12,661		First BanCorp. Southern Pines NC	550,753	0.1
9,348		First Bancshares, Inc./The	342,230	0.0
8,786		First Bank/Hamilton NJ	106,926	0.0
22,833		First Busey Corp.	585,666	0.1
4,357		First Business Financial Services, Inc.	107,749	0.0
1,692	(1)	First Capital, Inc.	82,417	0.0
5,206		First Choice Bancorp	126,558	0.0
41,938		First Commonwealth Financial Corp.	602,649	0.1
8,745		First Community Bancshares, Inc.	262,263	0.0
42,396		First Financial Bancorp.	1,017,504	0.1
56,387	(1)	First Financial Bankshares, Inc.	2,634,965	0.2
6,581		First Financial Corp.	296,211	0.0
17,532		First Foundation, Inc.	411,301	0.0
4,505		First Internet Bancorp	158,711	0.0
17,561		First Interstate Bancsystem, Inc.	808,508	0.1
23,683		First Merchants Corp.	1,101,259	0.1
6,918		First Mid Bancshares, Inc.	303,908	0.0
49,850		First Midwest Bancorp., Inc.	1,092,213	0.1
4,711		First Northwest Bancorp	78,297	0.0
10,252		First of Long Island Corp.	217,855	0.0
17,844		FirstCash, Inc.	1,171,815	0.1
21,195		Flagstar Bancorp, Inc.	955,894	0.1
13,583		Flushing Financial Corp.	288,367	0.0
9,215		FNCB Bancorp, Inc.	69,481	0.0
16,685	(2)	Focus Financial Partners, Inc.	694,430	0.1
1,972		FS Bancorp, Inc.	132,518	0.0
69,229		Fulton Financial Corp.	1,178,970	0.1
5,985	(2)	FVCBankcorp, Inc.	103,660	0.0
219,314	(2)	Genworth Financial, Inc.	728,122	0.1
11,029		German American Bancorp, Inc.	509,760	0.0
41,966		Glacier Bancorp., Inc.	2,395,419	0.2
5,763		Goosehead Insurance, Inc.	617,678	0.1
24,752		Granite Point Mortgage Trust, Inc.	296,281	0.0
9,891		Great Ajax Corp.	107,812	0.0
5,173		Great Southern Bancorp., Inc.	293,154	0.0
24,401		Great Western Bancorp, Inc.	739,106	0.1
22,512	(2)	Green Dot Corp.	1,030,824	0.1
6,434		Greenhill & Co., Inc.	106,032	0.0
12,861	(1),(2)	Greenlight Capital Re Ltd.	111,891	0.0
3,580		Guaranty Bancshares, Inc./TX	131,565	0.0
14,041		Hamilton Lane, Inc.	1,243,471	0.1
37,632		Hancock Whitney Corp.	1,580,920	0.1
14,362		Hanmi Financial Corp.	283,362	0.0
32,533	(1)	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,825,101	0.2
25,459		HarborOne Bancorp, Inc.	342,933	0.0
3,155		Hawthorn Bancshares, Inc.	67,170	0.0
2,969		HCI Group, Inc.	228,079	0.0
15,026		Heartland Financial USA, Inc.	755,207	0.1
26,818		Heritage Commerce Corp.	327,716	0.0
16,020		Heritage Financial Corp.	452,405	0.0
11,167		Heritage Insurance Holdings, Inc.	123,730	0.0
28,461		Hilltop Holdings, Inc.	971,374	0.1
708		Hingham Institution for Savings	200,902	0.0
3,897		Home Bancorp, Inc.	140,487	0.0
66,575		Home Bancshares, Inc./Conway AR	1,800,854	0.2
9,353		HomeStreet, Inc.	412,187	0.0
7,885		HomeTrust Bancshares, Inc.	192,000	0.0
50,784		Hope Bancorp, Inc.	764,807	0.1
18,285		Horace Mann Educators Corp.	790,095	0.1
19,443		Horizon Bancorp, Inc.	361,251	0.0
22,472		Houlihan Lokey, Inc.	1,494,613	0.1
6,538	(2)	Howard Bancorp, Inc.	107,485	0.0
2,524		Independence Holding Co.	100,581	0.0
14,403		Independent Bank Corp.	1,212,589	0.1
9,976		Independent Bank Corp. Michigan	235,833	0.0
16,097		Independent Bank Group, Inc.	1,162,847	0.1
23,162		International Bancshares Corp.	1,075,180	0.1
87,290	(1)	Invesco Mortgage Capital, Inc.	350,033	0.0
5,290		Investar Holding Corp.	108,709	0.0
100,545	(1)	Investors Bancorp, Inc.	1,477,006	0.1
624		Investors Title Co.	103,584	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

13,090		James River Group Holdings Ltd.	597,166	0.1
34,138		Kearny Financial Corp./MD	412,387	0.0
9,298		Kinsale Capital Group, Inc.	1,532,310	0.1
13,083	(1)	KKR Real Estate Finance Trust, Inc.	240,596	0.0
46,361	(1)	Ladder Capital Corp.	547,060	0.1
23,695		Lakeland Bancorp, Inc.	413,004	0.0
10,669		Lakeland Financial Corp.	738,188	0.1
6,243		LCNB Corp.	109,252	0.0
30,588	(1),(2)	LendingClub Corp.	505,314	0.0
12,400		Live Oak Bancshares, Inc.	849,276	0.1
9,945		Luther Burbank Corp.	117,649	0.0
13,064		Macatawa Bank Corp.	129,987	0.0
22,774	(1),(2)	MBIA, Inc.	219,086	0.0
7,859		Mercantile Bank Corp.	255,182	0.0
4,087		Merchants Bancorp/IN	171,409	0.0
21,478		Meridian Bancorp, Inc.	395,625	0.0
13,683		Meta Financial Group, Inc.	619,977	0.1
8,544		Metrocity Bankshares, Inc.	131,407	0.0
3,456	(2)	Metropolitan Bank Holding Corp.	174,044	0.0
196,034		MFA Financial, Inc.	797,858	0.1
3,806		Mid Penn Bancorp, Inc.	102,039	0.0
9,805		Midland States Bancorp, Inc.	271,991	0.0
6,574		MidWestOne Financial Group, Inc.	203,597	0.0
2,600	(2)	MMA Capital Holdings, Inc.	59,306	0.0
23,063		Moelis & Co.	1,265,697	0.1
33,015	(2)	Mr Cooper Group, Inc.	1,147,601	0.1
4,461		MVB Financial Corp.	150,782	0.0
13,078		National Bank Holdings Corp.	518,935	0.1
3,240		National Bankshares, Inc.	115,052	0.0
1,144		National Western Life Group, Inc.	284,856	0.0
79,370		Navient Corp.	1,135,785	0.1
18,898		NBT Bancorp., Inc.	754,030	0.1
7,342		Nelnet, Inc.	534,057	0.1
166,354		New York Mortgage Trust, Inc.	743,602	0.1
5,096	(2)	NI Holdings, Inc.	94,174	0.0
4,336	(1),(2)	Nicolet Bankshares, Inc.	361,883	0.0
35,812	(2)	NMI Holdings, Inc.	846,596	0.1
3,755		Northeast Bank	99,094	0.0
22,803		Northfield Bancorp, Inc.	363,024	0.0
3,023		Northrim BanCorp, Inc.	128,508	0.0
51,118		Northwest Bancshares, Inc.	738,655	0.1
3,153		Norwood Financial Corp.	83,901	0.0
3,762	(1)	Oak Valley Bancorp	64,518	0.0
26,146		OceanFirst Financial Corp.	625,935	0.1
22,749		OFG Bancorp	514,582	0.1
2,293		Ohio Valley Banc Corp.	55,674	0.0
70,911		Old National Bancorp.	1,371,419	0.1
13,429		Old Second Bancorp, Inc.	177,397	0.0
9,091	(2)	Oportun Financial Corp.	188,275	0.0
4,200		Oppenheimer Holdings, Inc.	168,210	0.0
28,963	(1)	Orchid Island Capital, Inc.	174,068	0.0
10,022		Origin Bancorp, Inc.	425,033	0.0
5,694		Orrstown Financial Services, Inc.	126,976	0.0
34,694		Pacific Premier Bancorp, Inc.	1,507,107	0.1
8,861	(2)	Palomar Holdings, Inc.	594,041	0.1
6,340	(1)	Park National Corp.	819,762	0.1
5,418		Parke Bancorp, Inc.	108,306	0.0
6,774		PCB Bancorp	101,610	0.0
8,118		PCSB Financial Corp.	134,840	0.0
8,532		Peapack-Gladstone Financial Corp.	263,468	0.0
3,744		Penns Woods Bancorp, Inc.	90,193	0.0
18,218		PennyMac Financial Services, Inc.	1,218,238	0.1
43,092		Pennymac Mortgage Investment Trust	844,603	0.1
8,592		Peoples Bancorp., Inc.	284,997	0.0
3,130		Peoples Financial Services Corp.	132,211	0.0
7,611		Piper Sandler Cos	834,546	0.1
9,949		PJT Partners, Inc.	673,050	0.1
19,741	(2)	PRA Group, Inc.	731,799	0.1
6,099		Preferred Bank/Los Angeles CA	388,384	0.0
6,611		Premier Financial Bancorp, Inc.	122,898	0.0
16,469		Premier Financial Corp.	547,759	0.1
8,968		Primis Financial Corp.	130,395	0.0
23,641		ProAssurance Corp.	632,633	0.1
29,362		PROG Holdings, Inc.	1,271,081	0.1
4,755		Protective Insurance Corp.	108,747	0.0
31,093		Provident Financial Services, Inc.	692,752	0.1
4,628		Prudential Bancorp, Inc.	68,309	0.0
7,426		Pzena Investment Management, Inc.	78,196	0.0
6,919		QCR Holdings, Inc.	326,715	0.0
83,623		Radian Group, Inc.	1,944,235	0.2
7,964		RBB Bancorp	161,430	0.0
25,374		Ready Capital Corp.	340,519	0.0
2,307		Red River Bancshares, Inc.	129,215	0.0
48,809		Redwood Trust, Inc.	508,102	0.0
3,836	(1)	Regional Management Corp.	132,956	0.0
7,259		Reliant Bancorp, Inc.	208,478	0.0
23,752	(1)	Renasant Corp.	982,858	0.1
4,657		Republic Bancorp., Inc.	206,259	0.0
17,353		RLI Corp.	1,936,074	0.2
17,217		S&T Bancorp, Inc.	576,769	0.1
10,951	(2)	Safeguard Scientifics, Inc.	74,686	0.0
6,331		Safety Insurance Group, Inc.	533,387	0.1
20,102		Sandy Spring Bancorp, Inc.	873,030	0.1
8,191		Sculptor Capital Management, Inc.	179,219	0.0
22,743	(2)	Seacoast Banking Corp. of Florida	824,206	0.1
25,906		Selective Insurance Group	1,879,221	0.2
55,963	(2)	Selectquote, Inc.	1,651,468	0.1
21,407		ServisFirst Bancshares, Inc.	1,312,891	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

6,226		Shore Bancshares, Inc.	105,967	0.0
6,975		Sierra Bancorp.	186,930	0.0
5,239		Silvercrest Asset Management Group, Inc.	75,337	0.0
8,542	(2)	Silvergate Capital Corp.	1,214,416	0.1
47,438	(1)	Simmons First National Corp.	1,407,485	0.1
37,666	(2)	SiriusPoint Ltd.	383,063	0.0
7,107		SmartFinancial, Inc.	153,867	0.0
4,863		South Plains Financial, Inc.	110,487	0.0
30,652		South State Corp.	2,406,489	0.2
3,708	(2)	Southern First Bancshares, Inc.	173,831	0.0
3,874		Southern Missouri Bancorp, Inc.	152,713	0.0
14,230		Southside Bancshares, Inc.	547,997	0.1
6,705		Spirit of Texas Bancshares, Inc.	149,589	0.0
7,848		State Auto Financial Corp.	154,684	0.0
8,389		StepStone Group, Inc.	295,880	0.0
11,508		Stewart Information Services Corp.	598,761	0.1
43,541		Stifel Financial Corp.	2,789,236	0.2
9,095	(1)	Stock Yards Bancorp, Inc.	464,391	0.0
7,213	(2)	StoneX Group, Inc.	471,586	0.0
5,743		Summit Financial Group, Inc.	152,477	0.0
4,373		Territorial Bancorp, Inc.	115,710	0.0
22,106	(2)	Texas Capital Bancshares, Inc.	1,567,758	0.1
3,825		Timberland Bancorp, Inc./WA	106,373	0.0
11,483		Tiptree Financial, Inc.	102,773	0.0
6,638		Tompkins Financial Corp.	548,963	0.1
29,376		TowneBank/Portsmouth VA	893,030	0.1
26,631	(1)	TPG RE Finance Trust, Inc.	298,267	0.0
12,056		Trico Bancshares	571,093	0.1
12,832	(2)	Tristate Capital Holdings, Inc.	295,906	0.0
9,930	(2)	Triumph Bancorp, Inc.	768,483	0.1
13,150	(2)	Trupanion, Inc.	1,002,161	0.1
45,264		Trustco Bank Corp.	333,596	0.0
27,344		Trustmark Corp.	920,399	0.1
120,252		Two Harbors Investment Corp.	881,447	0.1
19,120		UMB Financial Corp.	1,765,350	0.1
54,126		United Bankshares, Inc.	2,088,181	0.2
33,989		United Community Banks, Inc./GA	1,159,705	0.1
9,342		United Fire Group, Inc.	325,102	0.0
4,192		Unity Bancorp, Inc.	92,224	0.0
13,367		Universal Insurance Holdings, Inc.	191,683	0.0
14,067		Univest Financial Corp.	402,176	0.0
172,556		Valley National Bancorp	2,370,919	0.2
20,885		Veritex Holdings, Inc.	683,357	0.1
3,183		Virtus Investment Partners, Inc.	749,597	0.1
26,099		Waddell & Reed Financial, Inc.	653,780	0.1
12,412		Walker & Dunlop, Inc.	1,275,209	0.1
32,927		Washington Federal, Inc.	1,014,152	0.1
7,936		Washington Trust Bancorp, Inc.	409,736	0.0
10,498		Waterstone Financial, Inc.	214,369	0.0
7,466	(2)	Watford Holdings Ltd.	258,398	0.0
28,503		WesBanco, Inc.	1,027,818	0.1
7,473		West BanCorp, Inc.	180,025	0.0
11,327		Westamerica Bancorp.	711,109	0.1
28,814	(1)	Western Asset Mortgage Capital Corp.	91,917	0.0
12,067		Western New England Bancorp, Inc.	101,725	0.0
60,571		WisdomTree Investments, Inc.	378,569	0.0
1,955	(1),(2)	World Acceptance Corp.	253,681	0.0
20,832		WSFS Financial Corp.	1,037,225	0.1
			195,489,160	15.5

		Health Care: 19.2%
34,494	(1),(2)	1Life Healthcare, Inc.	1,348,026	0.1
3,039	(1),(2)	4D Molecular Therapeutics, Inc.	131,832	0.0
3,626	(2)	89bio, Inc.	85,864	0.0
30,205	(1),(2)	Abeona Therapeutics, Inc.	56,785	0.0
14,412	(1),(2)	Accelerate Diagnostics, Inc.	119,908	0.0
13,601	(1),(2)	Accolade, Inc.	617,077	0.1
42,252	(2)	Accuray, Inc.	209,147	0.0
37,211	(2)	AcelRx Pharmaceuticals, Inc.	63,259	0.0
5,407	(1),(2)	Acutus Medical, Inc.	72,292	0.0
32,435	(1),(2)	AdaptHealth Corp.	1,192,311	0.1
6,534	(2)	Addus HomeCare Corp.	683,391	0.1
38,536	(2)	Adverum Biotechnologies, Inc.	379,965	0.0
29,207	(1),(2)	ADMA Biologics, Inc.	51,404	0.0
21,494	(2)	Aeglea BioTherapeutics, Inc.	170,232	0.0
17,121	(1),(2)	Aerie Pharmaceuticals, Inc.	305,952	0.0
48,179	(2)	Affimed NV	381,096	0.0
72,756	(1),(2)	Agenus, Inc.	197,896	0.0
32,073	(1),(2)	Agile Therapeutics, Inc.	66,712	0.0
63,852	(1),(2)	Akebia Therapeutics, Inc.	216,139	0.0
6,077	(1),(2)	Akero Therapeutics, Inc.	176,294	0.0
10,088	(2)	Akouos, Inc.	139,921	0.0
7,719	(2)	Albireo Pharma, Inc.	272,095	0.0
20,528	(2)	Alector, Inc.	413,434	0.0
4,732	(1),(2)	Aligos Therapeutics, Inc.	107,606	0.0
11,527	(1),(2)	Allakos, Inc.	1,323,069	0.1
23,706	(2)	Allogene Therapeutics, Inc.	836,822	0.1
12,758	(1),(2)	Allovir, Inc.	298,537	0.0
68,549	(2)	Allscripts Healthcare Solutions, Inc.	1,029,263	0.1
23,784	(2)	Alphatec Holdings, Inc.	375,549	0.0
7,599	(1),(2)	ALX Oncology Holdings, Inc.	560,350	0.1
113,297	(2)	Amicus Therapeutics, Inc.	1,119,374	0.1
20,552	(2)	AMN Healthcare Services, Inc.	1,514,682	0.1
44,572	(2)	Amneal Pharmaceuticals, Inc.	299,970	0.0
17,749	(2)	Amphastar Pharmaceuticals, Inc.	325,162	0.0
9,666	(1),(2)	AnaptysBio, Inc.	208,302	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

25,457	(1),(2)	Anavex Life Sciences Corp.	380,582	0.0
15,996	(2)	Angiodynamics, Inc.	374,306	0.0
4,375	(2)	ANI Pharmaceuticals, Inc.	158,112	0.0
6,317	(2)	Anika Therapeutics, Inc.	257,670	0.0
11,374	(1),(2)	Annexon, Inc.	316,652	0.0
76,110	(2)	Antares Pharma, Inc.	312,812	0.0
26,559	(1),(2)	Apellis Pharmaceuticals, Inc.	1,139,647	0.1
9,645	(2)	Apollo Medical Holdings, Inc.	261,283	0.0
17,649	(1),(2)	Applied Genetic Technologies Corp./DE	89,480	0.0
9,676	(1),(2)	Applied Molecular Transport, Inc.	425,841	0.0
6,098	(1),(2)	Applied Therapeutics, Inc.	114,368	0.0
13,745	(2)	Aptinyx, Inc.	41,235	0.0
14,257	(2)	Apyx Medical Corp.	137,723	0.0
10,040	(1),(2)	Aquestive Therapeutics, Inc.	52,208	0.0
6,397	(1),(2)	Aravive, Inc.	42,156	0.0
8,758	(1),(2)	Arcturus Therapeutics Holdings, Inc.	361,705	0.0
18,490	(1),(2)	Arcus Biosciences, Inc.	519,199	0.1
9,436	(1),(2)	Arcutis Biotherapeutics, Inc.	272,983	0.0
33,974	(1),(2)	Ardelyx, Inc.	224,908	0.0
25,671	(2)	Arena Pharmaceuticals, Inc.	1,781,311	0.2
44,798	(2)	Arrowhead Pharmaceuticals, Inc.	2,970,555	0.3
15,839	(2)	Arvinas, Inc.	1,046,958	0.1
36,916	(2)	Aspira Women's Health, Inc.	249,183	0.0
16,114	(2)	Assembly Biosciences, Inc.	74,124	0.0
34,189	(2)	Atara Biotherapeutics, Inc.	490,954	0.1
6,354	(1),(2)	Atea Pharmaceuticals, Inc.	392,359	0.0
33,471	(1),(2)	Athenex, Inc.	143,925	0.0
76,447	(1),(2)	Athersys, Inc.	137,605	0.0
6,040	(1),(2)	Athira Pharma, Inc.	111,136	0.0
13,617	(1),(2)	Atreca, Inc.	208,749	0.0
19,343	(2)	AtriCure, Inc.	1,267,353	0.1
653		Atrion Corp.	418,775	0.0
20,956	(2)	Avanos Medical, Inc.	916,615	0.1
10,342	(2)	AVEO Pharmaceuticals, Inc.	75,703	0.0
25,426	(1),(2)	Avid Bioservices, Inc.	463,516	0.1
12,756	(1),(2)	Avidity Biosciences, Inc.	278,208	0.0
14,978	(1),(2)	Avrobio, Inc.	190,071	0.0
6,871	(2)	Axcella Health, Inc.	32,706	0.0
16,343	(2)	AxoGen, Inc.	331,109	0.0
13,243	(2)	Axonics Modulation Technologies, Inc.	793,123	0.1
12,226	(1),(2)	Axsome Therapeutics, Inc.	692,236	0.1
6,569	(2)	Aytu BioPharma, Inc.	49,924	0.0
17,480	(1),(2)	Beam Therapeutics, Inc.	1,399,099	0.1
7,726	(2)	Beyond Air, Inc.	42,493	0.0
6,908	(2)	Beyondspring, Inc.	76,472	0.0
4,791	(2)	BioAtla, Inc.	243,574	0.0
77,630	(1),(2)	BioCryst Pharmaceuticals, Inc.	789,497	0.1
43,202	(2)	BioDelivery Sciences International, Inc.	168,920	0.0
21,160	(1),(2)	Biohaven Pharmaceutical Holding Co. Ltd.	1,446,286	0.1
6,278	(2)	BioLife Solutions, Inc.	226,008	0.0
11,498	(2)	BioSig Technologies, Inc.	49,556	0.0
5,457	(1),(2)	Bioxcel Therapeutics, Inc.	235,524	0.0
8,290	(1),(2)	Black Diamond Therapeutics, Inc.	201,115	0.0
24,377	(2)	Blueprint Medicines Corp.	2,370,176	0.2
5,051	(2)	Bolt Biotherapeutics, Inc.	166,228	0.0
13,057	(2)	BrainStorm Cell Therapeutics, Inc.	50,008	0.0
41,278	(1),(2)	Bridgebio Pharma, Inc.	2,542,725	0.2
80,042	(2)	Brookdale Senior Living, Inc.	484,254	0.1
4,523	(1),(2)	C4 Therapeutics, Inc.	167,306	0.0
6,285	(2)	Cabaletta Bio, Inc.	69,763	0.0
32,133	(2)	Calithera Biosciences, Inc.	77,762	0.0
6,380	(1),(2)	Calyxt, Inc.	38,408	0.0
16,531	(2)	Cantel Medical Corp.	1,319,835	0.1
18,638	(2)	Cara Therapeutics, Inc.	404,631	0.0
17,173	(2)	Cardiovascular Systems, Inc.	658,413	0.1
21,598	(2)	CareDx, Inc.	1,470,608	0.1
31,681	(2)	CASI Pharmaceuticals, Inc.	76,034	0.0
14,230	(1),(2)	Cassava Sciences, Inc.	639,638	0.1
6,005	(1),(2)	Castle Biosciences, Inc.	411,102	0.0
10,815	(2)	Catalyst Biosciences, Inc.	54,508	0.0
45,516	(1),(2)	Catalyst Pharmaceuticals, Inc.	209,829	0.0
15,697	(1),(2)	CEL-SCI Corp.	238,751	0.0
4,155	(2)	Centogene NV	50,400	0.0
18,590	(2)	Cerecor, Inc.	56,142	0.0
74,151	(1),(2)	Cerus Corp.	445,648	0.1
4,304	(1),(2)	Checkmate Pharmaceuticals, Inc.	52,251	0.0
26,137	(1),(2)	Checkpoint Therapeutics, Inc.	82,070	0.0
9,450	(2)	Chembio Diagnostics, Inc.	33,169	0.0
21,882	(2)	ChemoCentryx, Inc.	1,121,234	0.1
23,570	(2)	Chiasma, Inc.	73,774	0.0
25,632	(2)	Chimerix, Inc.	247,092	0.0
6,355	(2)	Chinook Therapeutics, Inc.	98,757	0.0
17,662	(1),(2)	ChromaDex Corp.	164,963	0.0
18,221	(2)	Cidara Therapeutics, Inc.	48,468	0.0
35,905	(1),(2)	Clovis Oncology, Inc.	252,053	0.0
24,307	(1),(2)	Codexis, Inc.	556,387	0.1
11,758	(2)	Co-Diagnostics, Inc.	112,171	0.0
3,176	(2)	Codiak Biosciences, Inc.	47,894	0.0
26,821	(1),(2)	Coherus Biosciences, Inc.	391,855	0.0
15,422	(2)	Collegium Pharmaceutical, Inc.	365,501	0.0
37,900	(2)	Community Health Systems, Inc.	512,408	0.1
6,207		Computer Programs & Systems, Inc.	189,934	0.0
13,316	(2)	Concert Pharmaceuticals, Inc.	66,447	0.0
11,854	(1)	Conmed Corp.	1,548,014	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

13,297	(2)	Constellation Pharmaceuticals, Inc.	311,017	0.0
11,642	(1),(2)	ContraFect Corp.	55,882	0.0
35,902	(2)	Corbus Pharmaceuticals Holdings, Inc.	70,727	0.0
43,069	(1),(2)	Corcept Therapeutics, Inc.	1,024,612	0.1
14,171	(1),(2)	CorMedix, Inc.	141,568	0.0
6,737	(1),(2)	Cortexyme, Inc.	242,734	0.0
3,845	(2)	Corvel Corp.	394,459	0.0
50,986	(2)	Covetrus, Inc.	1,528,050	0.1
13,260	(2)	Crinetics Pharmaceuticals, Inc.	202,613	0.0
16,467	(2)	Cross Country Healthcare, Inc.	205,673	0.0
17,194	(2)	CryoLife, Inc.	388,241	0.0
17,304	(1),(2)	CryoPort, Inc.	899,981	0.1
13,249	(1),(2)	Cue Biopharma, Inc.	161,638	0.0
5,466	(1),(2)	Cullinan Oncology, Inc.	227,768	0.0
7,731	(2)	Cutera, Inc.	232,317	0.0
12,043	(2)	Cyclerion Therapeutics, Inc.	33,600	0.0
30,810	(1),(2)	Cymabay Therapeutics, Inc.	139,877	0.0
29,144	(1),(2)	Cytokinetics, Inc.	677,889	0.1
23,722	(2)	CytomX Therapeutics, Inc.	183,371	0.0
18,791	(2)	CytoSorbents Corp.	163,106	0.0
17,224	(2)	Deciphera Pharmaceuticals, Inc.	772,324	0.1
27,573	(1),(2)	Denali Therapeutics, Inc.	1,574,418	0.1
4,443	(1),(2)	DermTech, Inc.	225,660	0.0
29,803	(2)	Dicerna Pharmaceuticals, Inc.	762,063	0.1
92,575	(2)	Durect Corp.	183,298	0.0
9,579	(1),(2)	Dyadic International, Inc.	52,589	0.0
46,638	(1),(2)	Dynavax Technologies Corp.	458,452	0.1
6,878	(1),(2)	Dyne Therapeutics, Inc.	106,815	0.0
5,066	(2)	Eagle Pharmaceuticals, Inc./DE	211,455	0.0
3,566	(1),(2)	Eargo, Inc.	178,122	0.0
29,302	(1),(2)	Editas Medicine, Inc.	1,230,684	0.1
13,875	(2)	Eiger BioPharmaceuticals, Inc.	122,794	0.0
13,850	(1),(2)	Eloxx Pharmaceuticals, Inc.	45,982	0.0
19,847	(2)	Emergent Biosolutions, Inc.	1,843,985	0.2
8,699	(2)	Enanta Pharmaceuticals, Inc.	429,035	0.1
99,837	(2)	Endo International PLC	739,792	0.1
22,743		Ensign Group, Inc.	2,134,203	0.2
22,082	(2)	Enzo Biochem, Inc.	75,962	0.0
40,777	(1),(2)	Epizyme, Inc.	355,168	0.0
11,780	(1),(2)	Esperion Therapeutics, Inc.	330,429	0.0
7,824	(1),(2)	Eton Pharmaceuticals, Inc.	57,272	0.0
9,837	(2)	Evelo Biosciences, Inc.	105,256	0.0
35,102	(1),(2)	Evofem Biosciences, Inc.	61,428	0.0
32,965	(2)	Evolent Health, Inc.	665,893	0.1
10,155	(2)	Evolus, Inc.	131,913	0.0
31,468	(2)	Exicure, Inc.	68,600	0.0
33,335	(2)	Fate Therapeutics, Inc.	2,748,471	0.2
11,004	(2)	Fennec Pharmaceuticals, Inc.	68,335	0.0
37,183	(1),(2)	FibroGen, Inc.	1,290,622	0.1
14,235	(2)	Five Prime Therapeutics, Inc.	536,232	0.1
19,380	(1),(2)	Flexion Therapeutics, Inc.	173,451	0.0
33,092	(1),(2)	Fluidigm Corp.	149,576	0.0
4,106	(2)	FONAR Corp.	74,278	0.0
12,755	(1),(2)	Forma Therapeutics Holdings, Inc.	357,395	0.0
30,295	(2)	Fortress Biotech, Inc.	106,941	0.0
11,376	(1),(2)	Frequency Therapeutics, Inc.	108,072	0.0
6,674	(1),(2)	Fulcrum Therapeutics, Inc.	78,620	0.0
5,937	(1),(2)	Fulgent Genetics, Inc.	573,633	0.1
15,491	(1),(2)	G1 Therapeutics, Inc.	372,713	0.0
18,928	(1),(2)	Galectin Therapeutics, Inc.	41,074	0.0
17,586	(1),(2)	Generation Bio Co.	500,498	0.1
30,579	(2)	GenMark Diagnostics, Inc.	730,838	0.1
14,018	(1),(2)	Genprex, Inc.	60,418	0.0
128,965	(2)	Geron Corp.	203,765	0.0
18,761	(1),(2)	Glaukos Corp.	1,574,611	0.1
18,809	(2)	GlycoMimetics, Inc.	56,615	0.0
26,791	(1),(2)	Gossamer Bio, Inc.	247,817	0.0
13,975	(1),(2)	Gritstone Oncology, Inc.	131,784	0.0
58,462	(2)	Halozyme Therapeutics, Inc.	2,437,281	0.2
17,035	(2)	Hanger, Inc.	388,739	0.0
3,016	(1),(2)	Harmony Biosciences Holdings, Inc.	99,649	0.0
5,157	(2)	Harpoon Therapeutics, Inc.	107,884	0.0
11,182	(2)	Harrow Health, Inc.	75,478	0.0
18,748	(2)	Harvard Bioscience, Inc.	102,364	0.0
14,725	(1),(2)	Health Catalyst, Inc.	688,688	0.1
35,238	(2)	HealthEquity, Inc.	2,396,184	0.2
12,305	(2)	HealthStream, Inc.	274,894	0.0
39,459	(1),(2)	Heron Therapeutics, Inc.	639,630	0.1
3,021	(1),(2)	Heska Corp.	508,918	0.1
38,720	(2)	HMS Holdings Corp.	1,431,672	0.1
15,174	(2)	Homology Medicines, Inc.	142,787	0.0
6,368	(2)	Hookipa Pharma, Inc.	85,650	0.0
93,453	(1),(2)	iBio, Inc.	143,918	0.0
9,395	(1),(2)	iCAD, Inc.	199,362	0.0
7,130	(2)	Ideaya Biosciences, Inc.	167,555	0.0
3,144	(1),(2)	IGM Biosciences, Inc.	241,113	0.0
3,894	(1),(2)	IMARA, Inc.	32,865	0.0
2,689	(2)	Immunic, Inc.	42,863	0.0
13,819	(2)	ImmunityBio, Inc.	328,063	0.0
83,550	(2)	Immunogen, Inc.	676,755	0.1
17,215	(2)	Immunovant, Inc.	276,129	0.0
7,017	(2)	Inari Medical, Inc.	750,819	0.1
7,316	(2)	InfuSystem Holdings, Inc.	148,954	0.0
3,962	(1),(2)	Inhibrx, Inc.	79,517	0.0
28,715	(2)	Innoviva, Inc.	343,144	0.0
8,386	(2)	Inogen, Inc.	440,433	0.1
32,526	(1),(2)	Inovalon Holdings, Inc.	936,098	0.1
81,850	(1),(2)	Inovio Pharmaceuticals, Inc.	759,568	0.1
4,781	(1),(2)	Inozyme Pharma, Inc.	94,664	0.0
44,679	(2)	Insmed, Inc.	1,521,767	0.1
11,485	(2)	Inspire Medical Systems, Inc.	2,377,280	0.2
14,299	(2)	Integer Holdings Corp.	1,316,938	0.1
24,049	(1),(2)	Intellia Therapeutics, Inc.	1,930,052	0.2

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

11,935	(1),(2)	Intercept Pharmaceuticals, Inc.	275,460	0.0
14,833	(2)	Intersect ENT, Inc.	309,713	0.0
29,350	(1),(2)	Intra-Cellular Therapies, Inc.	995,845	0.1
4,509	(2)	IntriCon Corp.	115,611	0.0
15,937	(1)	Invacare Corp.	127,815	0.0
52,731	(1),(2)	Invitae Corp.	2,014,852	0.2
3,268	(2)	iRadimed Corp.	84,216	0.0
12,678	(2)	iRhythm Technologies, Inc.	1,760,467	0.2
71,661	(2)	Ironwood Pharmaceuticals, Inc.	801,170	0.1
8,291	(2)	iTeos Therapeutics, Inc.	283,386	0.0
36,623	(2)	IVERIC bio, Inc.	226,330	0.0
5,971	(2)	Joint Corp./The	288,817	0.0
7,991	(2)	Jounce Therapeutics, Inc.	82,068	0.0
80,310	(2)	Kadmon Holdings, Inc.	312,406	0.0
17,772	(1),(2)	Kala Pharmaceuticals, Inc.	119,783	0.0
4,876	(1),(2)	Kaleido Biosciences, Inc.	39,496	0.0
8,195	(2)	KalVista Pharmaceuticals, Inc.	210,530	0.0
6,950	(1),(2)	Karuna Therapeutics, Inc.	835,598	0.1
31,850	(1),(2)	Karyopharm Therapeutics, Inc.	335,062	0.0
5,984	(2)	Keros Therapeutics, Inc.	368,315	0.0
14,999	(2)	Kezar Life Sciences, Inc.	89,394	0.0
18,360	(2)	Kindred Biosciences, Inc.	91,249	0.0
11,964	(2)	Kiniksa Pharmaceuticals Ltd.	221,454	0.0
5,265	(1),(2)	Kinnate Biopharma, Inc.	164,057	0.0
14,381	(1),(2)	Kodiak Sciences, Inc.	1,630,662	0.1
6,713	(1),(2)	Kronos Bio, Inc.	196,490	0.0
6,123	(2)	Krystal Biotech, Inc.	471,716	0.1
27,754	(2)	Kura Oncology, Inc.	784,606	0.1
4,248	(1),(2)	Kymera Therapeutics, Inc.	165,077	0.0
9,006	(1),(2)	La Jolla Pharmaceutical Co.	38,185	0.0
15,145	(1),(2)	Lannett Co., Inc.	79,966	0.0
29,122	(2)	Lantheus Holdings, Inc.	622,337	0.1
7,264		LeMaitre Vascular, Inc.	354,338	0.0
4,476	(2)	LENSAR, Inc.	32,496	0.0
20,400	(1),(2)	Lexicon Pharmaceuticals, Inc.	119,748	0.0
13,391	(2)	LHC Group, Inc.	2,560,493	0.2
6,353	(1),(2)	Ligand Pharmaceuticals, Inc.	968,515	0.1
21,487	(1),(2)	LivaNova PLC	1,584,237	0.1
7,394	(2)	LogicBio Therapeutics, Inc.	53,828	0.0
4,327	(2)	Lucira Health, Inc.	52,357	0.0
18,888		Luminex Corp.	602,527	0.1
24,046	(2)	MacroGenics, Inc.	765,865	0.1
3,945	(1),(2)	Madrigal Pharmaceuticals, Inc.	461,447	0.1
10,524	(2)	Magellan Health, Inc.	981,258	0.1
10,086	(2)	Magenta Therapeutics, Inc.	119,418	0.0
102,798	(1),(2)	MannKind Corp.	402,968	0.0
12,220	(1),(2)	Marinus Pharmaceuticals, Inc.	189,166	0.0
19,516	(1),(2)	MediciNova, Inc.	98,556	0.0
32,459	(1),(2)	Mednax, Inc.	826,731	0.1
12,118	(2)	Medpace Holdings, Inc.	1,987,958	0.2
52,123	(2)	MEI Pharma, Inc.	178,782	0.0
9,938	(2)	MeiraGTx Holdings plc	143,405	0.0
18,550	(2)	Meridian Bioscience, Inc.	486,937	0.1
23,788	(2)	Merit Medical Systems, Inc.	1,424,425	0.1
22,950	(2)	Mersana Therapeutics, Inc.	371,331	0.0
2,131	(1)	Mesa Laboratories, Inc.	518,899	0.1
23,248	(2)	Milestone Scientific, Inc.	82,995	0.0
17,082	(2)	Minerva Neurosciences, Inc.	49,879	0.0
18,791	(2)	Mirati Therapeutics, Inc.	3,218,898	0.3
2,820	(1),(2)	Mirum Pharmaceuticals, Inc.	55,892	0.0
5,645	(1),(2)	Misonix, Inc.	110,586	0.0
5,323	(2)	ModivCare, Inc.	788,443	0.1
11,897	(2)	Molecular Templates, Inc.	150,140	0.0
6,031	(2)	Morphic Holding, Inc.	381,642	0.0
20,678	(1),(2)	Mustang Bio, Inc.	68,651	0.0
31,336	(2)	Myriad Genetics, Inc.	954,181	0.1
19,537	(2)	NanoString Technologies, Inc.	1,283,776	0.1
13,271	(1),(2)	NantHealth, Inc.	42,600	0.0
33,185	(1),(2)	Natera, Inc.	3,369,605	0.3
5,817		National Healthcare Corp.	453,202	0.1
6,225		National Research Corp.	291,517	0.0
14,750	(2)	Natus Medical, Inc.	377,748	0.0
23,211	(2)	Neogen Corp.	2,063,226	0.2
47,288	(2)	NeoGenomics, Inc.	2,280,700	0.2
14,367	(2)	Neoleukin Therapeutics, Inc.	176,858	0.0
7,251	(2)	Neubase Therapeutics, Inc.	53,585	0.0
14,918	(2)	Nevro Corp.	2,081,061	0.2
7,827	(2)	NextCure, Inc.	78,348	0.0
24,286	(2)	NextGen Healthcare, Inc.	439,577	0.1
10,925	(1),(2)	NGM Biopharmaceuticals, Inc.	317,590	0.0
8,838	(1),(2)	Nkarta, Inc.	290,770	0.0
26,933	(1),(2)	Novavax, Inc.	4,883,222	0.4
10,441	(2)	Nurix Therapeutics, Inc.	324,611	0.0
22,483	(2)	NuVasive, Inc.	1,473,985	0.1
21,773	(1),(2)	Nymox Pharmaceutical Corp.	48,336	0.0
31,618	(1),(2)	Ocular Therapeutix, Inc.	518,851	0.1
7,335	(1),(2)	Odonate Therapeutics, Inc.	25,086	0.0
5,013	(1),(2)	Olema Pharmaceuticals, Inc.	166,331	0.0
26,732	(1),(2)	Omeros Corp.	475,830	0.1
18,676	(2)	Omnicell, Inc.	2,425,452	0.2
30,231	(2)	Oncocyte Corp.	156,899	0.0
2,657	(2)	Oncorus, Inc.	36,985	0.0
3,452	(1),(2)	Ontrak, Inc.	112,397	0.0
174,893	(1),(2)	Opko Health, Inc.	750,291	0.1
6,906	(2)	OptimizeRx Corp.	336,668	0.0
17,113	(1),(2)	Optinose, Inc.	63,147	0.0
34,710	(2)	Option Care Health, Inc.	615,755	0.1
32,430	(1),(2)	OraSure Technologies, Inc.	378,458	0.0
11,187	(2)	Organogenesis Holdings, Inc.	203,827	0.0
10,087	(1),(2)	ORIC Pharmaceuticals, Inc.	247,132	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

35,254	(1),(2)	Ortho Clinical Diagnostics Holdings PLC	680,226	0.1
8,253	(2)	Orthofix Medical, Inc.	357,768	0.0
5,637	(1),(2)	OrthoPediatrics Corp.	274,804	0.0
4,475	(1),(2)	Outset Medical, Inc.	243,395	0.0
23,641	(1),(2)	Ovid therapeutics, Inc.	95,037	0.0
31,826		Owens & Minor, Inc.	1,196,339	0.1
3,037	(1),(2)	Oyster Point Pharma, Inc.	55,516	0.0
79,693	(2)	Pacific Biosciences of California, Inc.	2,654,574	0.2
18,906	(2)	Pacira BioSciences, Inc.	1,325,122	0.1
5,409	(2)	Pandion Therapeutics, Inc.	324,810	0.0
20,344	(1),(2)	Paratek Pharmaceuticals, Inc.	143,629	0.0
12,239	(2)	Passage Bio, Inc.	213,938	0.0
37,230	(1)	Patterson Cos., Inc.	1,189,499	0.1
25,403	(2)	PAVmed, Inc.	112,789	0.0
11,111	(2)	Pennant Group, Inc./The	508,884	0.1
11,000	(2)	Personalis, Inc.	270,710	0.0
9,797	(1),(2)	PetIQ, Inc.	345,442	0.0
4,869	(2)	Phathom Pharmaceuticals, Inc.	182,880	0.0
9,375		Phibro Animal Health Corp.	228,750	0.0
14,699	(2)	Phreesia, Inc.	765,818	0.1
24,798	(2)	Pieris Pharmaceuticals, Inc.	63,731	0.0
10,338	(1),(2)	Pliant Therapeutics, Inc.	406,594	0.0
6,295	(1),(2)	PMV Pharmaceuticals, Inc.	207,043	0.0
13,813	(1),(2)	Poseida Therapeutics, Inc.	131,914	0.0
5,205	(1),(2)	Praxis Precision Medicines, Inc.	170,516	0.0
30,460	(1),(2)	Precigen, Inc.	209,869	0.0
21,358	(1),(2)	Precision BioSciences, Inc.	221,055	0.0
4,198	(1),(2)	Prelude Therapeutics, Inc.	181,899	0.0
22,196	(2)	Prestige Consumer Healthcare, Inc.	978,400	0.1
11,636	(2)	Progyny, Inc.	517,918	0.1
15,094	(1),(2)	Protagonist Therapeutics, Inc.	390,935	0.0
13,837	(2)	Prothena Corp. PLC	347,585	0.0
22,225	(2)	Provention Bio, Inc.	233,251	0.0
27,339	(2)	PTC Therapeutics, Inc.	1,294,502	0.1
5,178	(1),(2)	Pulmonx Corp.	236,842	0.0
6,124	(2)	Pulse Biosciences, Inc.	145,016	0.0
14,087	(1),(2)	Puma Biotechnology, Inc.	136,926	0.0
10,301	(1),(2)	Quanterix Corp.	602,299	0.1
34,106	(1),(2)	Quotient Ltd.	125,510	0.0
47,300	(2)	R1 RCM, Inc.	1,167,364	0.1
19,795	(1),(2)	Radius Health, Inc.	412,924	0.0
19,096	(2)	RadNet, Inc.	415,338	0.0
5,015	(2)	RAPT Therapeutics, Inc.	111,333	0.0
15,692	(2)	REGENXBIO, Inc.	535,254	0.1
19,845	(1),(2)	Relay Therapeutics, Inc.	686,042	0.1
7,064	(1),(2)	Relmada Therapeutics, Inc.	248,723	0.0
10,846	(2)	Replimune Group, Inc.	330,911	0.0
12,898	(1),(2)	Repro-Med Systems, Inc.	45,401	0.0
5,791	(1),(2)	Retractable Technologies, Inc.	74,241	0.0
27,689	(1),(2)	Revance Therapeutics, Inc.	773,908	0.1
18,473	(1),(2)	REVOLUTION Medicines, Inc.	847,541	0.1
16,031	(1),(2)	Rhythm Pharmaceuticals, Inc.	340,979	0.0
77,397	(1),(2)	Rigel Pharmaceuticals, Inc.	264,698	0.0
16,001	(1),(2)	Rocket Pharmaceuticals, Inc.	709,964	0.1
34,839	(2)	Rockwell Medical, Inc.	40,413	0.0
15,624	(1),(2)	Rubius Therapeutics, Inc.	414,036	0.0
50,434	(2)	Sangamo Therapeutics, Inc.	631,938	0.1
26,364	(2)	Savara, Inc.	54,837	0.0
11,224	(2)	Scholar Rock Holding Corp.	568,608	0.1
13,143	(1),(2)	Schrodinger, Inc./United States	1,002,679	0.1
12,359	(2)	SeaSpine Holdings Corp.	215,047	0.0
6,082	(1),(2)	Seer, Inc.	304,222	0.0
47,673	(2)	Select Medical Holdings Corp.	1,625,649	0.1
30,354	(2)	Selecta Biosciences, Inc.	137,352	0.0
23,989	(1),(2)	Seres Therapeutics, Inc.	493,934	0.1
7,287	(2)	Sharps Compliance Corp.	104,714	0.0
6,030	(1),(2)	Shattuck Labs, Inc.	176,317	0.0
12,552	(2)	Shockwave Medical, Inc.	1,635,024	0.1
13,055	(2)	SI-BONE, Inc.	415,280	0.0
21,746	(2)	Sientra, Inc.	158,528	0.0
25,933	(2)	SIGA Technologies, Inc.	168,565	0.0
3,010	(2)	Sigilon Therapeutics, Inc.	67,274	0.0
11,902	(2)	Silk Road Medical, Inc.	602,836	0.1
5,350	(2)	Silverback Therapeutics, Inc.	233,421	0.0
6,404	(1)	Simulations Plus, Inc.	404,989	0.0
28,835	(2)	Soleno Therapeutics, Inc.	36,332	0.0
13,151	(2)	Solid Biosciences, Inc.	72,725	0.0
109,568	(1),(2)	Sorrento Therapeutics, Inc.	906,127	0.1
65,450	(2)	Spectrum Pharmaceuticals, Inc.	213,367	0.0
9,801	(1),(2)	Spero Therapeutics, Inc.	144,271	0.0
10,535	(1),(2)	SpringWorks Therapeutics, Inc.	775,060	0.1
2,972	(2)	Spruce Biosciences, Inc.	49,335	0.0
20,165	(2)	Staar Surgical Co.	2,125,593	0.2
18,865	(2)	Stereotaxis, Inc.	126,773	0.0
5,829	(1),(2)	Stoke Therapeutics, Inc.	226,398	0.0
19,200	(2)	Strongbridge Biopharma PLC	52,992	0.0
21,417	(2)	Supernus Pharmaceuticals, Inc.	560,697	0.1
36,214	(2)	Surgalign Holdings, Inc.	78,947	0.0
10,713	(2)	Surgery Partners, Inc.	474,157	0.1
5,989	(2)	SurModics, Inc.	335,803	0.0
13,615	(2)	Sutro Biopharma, Inc.	309,877	0.0
13,049	(2)	Syndax Pharmaceuticals, Inc.	291,776	0.0
20,133	(1),(2)	Syros Pharmaceuticals, Inc.	150,595	0.0
9,348	(1),(2)	Tabula Rasa HealthCare, Inc.	430,475	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

8,062	(1),(2)	Tactile Systems Technology, Inc.	439,298	0.1
4,700	(2)	Talis Biomedical Corp.	60,395	0.0
3,010	(2)	Tarsus Pharmaceuticals, Inc.	97,012	0.0
3,946	(1),(2)	Taysha Gene Therapies, Inc.	80,104	0.0
11,611	(2)	TCR2 Therapeutics, Inc.	256,371	0.0
3,410	(2)	Tela Bio, Inc.	50,809	0.0
45,734	(2)	Tenet Healthcare Corp.	2,378,168	0.2
3,367	(1),(2)	Terns Pharmaceuticals, Inc.	74,074	0.0
52,977	(1),(2)	TG Therapeutics, Inc.	2,553,491	0.2
140,888	(2)	TherapeuticsMD, Inc.	188,790	0.0
21,615	(1),(2)	Theravance Biopharma, Inc.	441,162	0.1
18,761	(1),(2)	Tivity Health, Inc.	418,746	0.0
29,735	(1),(2)	Translate Bio, Inc.	490,330	0.1
10,959	(2)	TransMedics Group, Inc.	454,689	0.1
23,007	(2)	Travere Therapeutics, Inc.	574,485	0.1
12,473	(2)	Tricida, Inc.	65,982	0.0
10,436	(2)	Triple-S Management Corp.	271,649	0.0
16,446	(2)	Turning Point Therapeutics, Inc.	1,555,627	0.1
20,512	(1),(2)	Twist Bioscience Corp.	2,540,616	0.2
34,444	(2)	Tyme Technologies, Inc.	61,310	0.0
27,864	(2)	Ultragenyx Pharmaceutical, Inc.	3,172,595	0.3
16,486	(1),(2)	UNITY Biotechnology, Inc.	98,916	0.0
8,834	(1),(2)	UroGen Pharma Ltd.	172,086	0.0
5,546		US Physical Therapy, Inc.	577,339	0.1
1,708		Utah Medical Products, Inc.	147,913	0.0
24,183	(2)	Vanda Pharmaceuticals, Inc.	363,229	0.0
8,500	(2)	Vapotherm, Inc.	204,170	0.0
17,157	(1),(2)	Varex Imaging Corp.	351,547	0.0
22,147	(1),(2)	Vaxart, Inc.	133,989	0.0
12,226	(1),(2)	Vaxcyte, Inc.	241,464	0.0
80,135	(1),(2)	VBI Vaccines, Inc.	249,220	0.0
28,867	(2)	Veracyte, Inc.	1,551,601	0.1
78,127	(2)	Verastem, Inc.	192,974	0.0
19,937	(1),(2)	Vericel Corp.	1,107,500	0.1
6,335	(1),(2)	Verrica Pharmaceuticals, Inc.	95,975	0.0
15,746	(2)	Viemed Healthcare, Inc.	159,350	0.0
51,651	(1),(2)	ViewRay, Inc.	224,682	0.0
30,334	(1),(2)	Viking Therapeutics, Inc.	191,863	0.0
23,469	(1),(2)	Vir Biotechnology, Inc.	1,203,256	0.1
14,109	(1),(2)	Vocera Communications, Inc.	542,632	0.1
4,735	(2)	Vor BioPharma, Inc.	204,079	0.0
12,608	(2)	Voyager Therapeutics, Inc.	59,384	0.0
16,034	(1),(2)	VYNE Therapeutics, Inc.	109,753	0.0
15,646	(2)	WaVe Life Sciences Ltd.	87,774	0.0
8,350	(2)	X4 Pharmaceuticals, Inc.	71,894	0.0
6,863	(2)	XBiotech, Inc.	117,838	0.0
24,518	(1),(2)	Xencor, Inc.	1,055,745	0.1
20,975	(1),(2)	Xeris Pharmaceuticals, Inc.	94,597	0.0
2,951	(2)	XOMA Corp.	120,430	0.0
13,824	(1),(2)	Y-mAbs Therapeutics, Inc.	418,038	0.0
12,548	(1),(2)	Zentalis Pharmaceuticals, Inc.	544,458	0.1
95,549	(1),(2)	ZIOPHARM Oncology, Inc.	343,976	0.0
25,216	(1),(2)	Zogenix, Inc.	492,216	0.1
8,491	(2)	Zynex, Inc.	129,658	0.0
			240,947,209	19.2

		Industrials: 15.7%
17,962	(1)	AAON, Inc.	1,257,520	0.1
14,396		AAR Corp.	599,593	0.1
29,312		ABM Industries, Inc.	1,495,205	0.1
20,966	(2)	Acacia Research Corp.	139,424	0.0
41,442		ACCO Brands Corp.	349,770	0.0
24,733		Advanced Drainage Systems, Inc.	2,557,145	0.2
13,694	(2)	Aegion Corp.	393,702	0.0
31,499	(1)	Aerojet Rocketdyne Holdings, Inc.	1,479,193	0.1
9,595	(2)	Aerovironment, Inc.	1,113,596	0.1
25,965	(2)	Air Transport Services Group, Inc.	759,736	0.1
9,535	(1),(2)	Akerna Corp.	47,103	0.0
4,245		Alamo Group, Inc.	662,857	0.1
13,435		Albany International Corp.	1,121,419	0.1
5,700		Allegiant Travel Co.	1,391,142	0.1
3,235		Allied Motion Technologies, Inc.	166,053	0.0
5,472	(1),(2)	Alpha Pro Tech Ltd.	53,407	0.0
28,261		Altra Industrial Motion Corp.	1,563,399	0.1
10,683	(2)	Ameresco, Inc.	519,514	0.0
11,775	(2)	American Superconductor Corp.	223,254	0.0
7,417	(2)	American Woodmark Corp.	731,168	0.1
61,130	(2),(3)	API Group Corp.	1,264,168	0.1
11,230		Apogee Enterprises, Inc.	459,082	0.0
16,827		Applied Industrial Technologies, Inc.	1,534,118	0.1
10,907		ArcBest Corp.	767,526	0.1
21,259		Arcosa, Inc.	1,383,748	0.1
6,803		Argan, Inc.	362,940	0.0
22,229	(2)	ASGN, Inc.	2,121,536	0.2
9,717		Astec Industries, Inc.	732,856	0.1
11,092	(2)	Astronics Corp.	200,100	0.0
20,528	(2)	Atkore, Inc.	1,475,963	0.1
11,414	(2)	Atlas Air Worldwide Holdings, Inc.	689,862	0.1
23,035	(1),(2)	Avis Budget Group, Inc.	1,670,959	0.1
11,232		AZZ, Inc.	565,531	0.1
20,472		Barnes Group, Inc.	1,014,183	0.1
3,186		Barrett Business Services, Inc.	219,388	0.0
23,633	(2)	Beacon Roofing Supply, Inc.	1,236,479	0.1
4,712		BGSF, Inc.	65,968	0.0
38,811	(1),(2)	Bloom Energy Corp.	1,049,838	0.1
6,826	(2)	Blue Bird Corp.	170,855	0.0
17,009		Boise Cascade Co.	1,017,648	0.1
20,592		Brady Corp.	1,100,642	0.1
18,498	(2)	BrightView Holdings, Inc.	312,061	0.0
21,579	(1)	Brink's Co.	1,709,704	0.1
89,402	(2)	Builders FirstSource, Inc.	4,145,571	0.3
10,341		Caesarstone Ltd.	141,982	0.0
7,616		CAI International, Inc.	346,680	0.0
21,374	(2)	Casella Waste Systems, Inc.	1,358,745	0.1
22,230	(2)	CBIZ, Inc.	726,032	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

16,316	(2)	Ceco Environmental Corp.	129,386	0.0
15,845	(1),(2)	Chart Industries, Inc.	2,255,536	0.2
7,705	(1),(2)	Cimpress PLC	771,502	0.1
8,602	(2)	CIRCOR International, Inc.	299,522	0.0
10,214		Columbus McKinnon Corp.	538,891	0.0
15,639		Comfort Systems USA, Inc.	1,169,328	0.1
12,942	(2)	Concrete Pumping Holdings, Inc.	95,900	0.0
12,036	(2)	Construction Partners, Inc.	359,636	0.0
54,185	(1)	CoreCivic, Inc.	490,374	0.0
19,399	(2)	Cornerstone Building Brands, Inc.	272,168	0.0
21,508		Costamare, Inc.	206,907	0.0
51,085		Covanta Holding Corp.	708,038	0.1
5,837	(2)	Covenant Logistics Group, Inc.	120,184	0.0
3,313		CRA International, Inc.	247,282	0.0
6,035		CSW Industrials, Inc.	814,725	0.1
13,865		Cubic Corp.	1,033,913	0.1
19,834	(2)	Daseke, Inc.	168,391	0.0
18,148		Deluxe Corp.	761,490	0.1
9,899		Douglas Dynamics, Inc.	456,839	0.0
4,667	(2)	Ducommun, Inc.	280,020	0.0
7,426	(2)	DXP Enterprises, Inc.	224,042	0.0
13,415	(2)	Dycom Industries, Inc.	1,245,583	0.1
3,238	(1),(2)	Eagle Bulk Shipping, Inc.	116,957	0.0
2,979		Eastern Co/The	79,837	0.0
11,523	(2)	Echo Global Logistics, Inc.	361,937	0.0
23,678		EMCOR Group, Inc.	2,655,724	0.2
9,001		Encore Wire Corp.	604,237	0.1
17,891	(2)	Energy Recovery, Inc.	328,121	0.0
24,551		Enerpac Tool Group Corp.	641,272	0.1
18,732		EnerSys	1,700,866	0.1
4,202	(1)	Eneti, Inc.	88,368	0.0
12,583		Ennis, Inc.	268,647	0.0
8,948		EnPro Industries, Inc.	762,996	0.1
11,121		ESCO Technologies, Inc.	1,210,966	0.1
2,515	(1),(2)	EVI Industries, Inc.	72,357	0.0
46,711	(2)	Evoqua Water Technologies Corp.	1,228,499	0.1
6,174	(2)	ExOne Co.	193,617	0.0
22,365		Exponent, Inc.	2,179,469	0.2
26,018		Federal Signal Corp.	996,489	0.1
61,758	(1)	Fluor Corp.	1,425,992	0.1
4,939	(2)	Forrester Research, Inc.	209,809	0.0
11,888		Forward Air Corp.	1,055,773	0.1
5,343	(2)	Franklin Covey Co.	151,153	0.0
20,088		Franklin Electric Co., Inc.	1,585,747	0.1
137,751	(1),(2)	FuelCell Energy, Inc.	1,984,992	0.2
15,166	(1)	GATX Corp.	1,406,495	0.1
8,900		Genco Shipping & Trading Ltd.	89,712	0.0
14,306	(2)	Gibraltar Industries, Inc.	1,309,142	0.1
18,020	(2)	GMS, Inc.	752,335	0.1
8,522		Gorman-Rupp Co.	282,163	0.0
6,943	(2)	GP Strategies Corp.	121,155	0.0
5,089		Graham Corp.	72,467	0.0
20,673		Granite Construction, Inc.	832,088	0.1
29,087	(2)	Great Lakes Dredge & Dock Corp.	424,088	0.0
14,121	(1)	Greenbrier Cos., Inc.	666,794	0.1
19,701		Griffon Corp.	535,276	0.0
14,285		H&E Equipment Services, Inc.	542,830	0.0
33,681	(2)	Harsco Corp.	577,629	0.1
20,487		Hawaiian Holdings, Inc.	546,388	0.1
23,204	(1),(2)	HC2 Holdings, Inc.	91,424	0.0
32,618	(1)	Healthcare Services Group, Inc.	914,283	0.1
21,079		Heartland Express, Inc.	412,727	0.0
8,347		Heidrick & Struggles International, Inc.	298,155	0.0
13,608		Helios Technologies, Inc.	991,615	0.1
10,608	(2)	Herc Holdings, Inc.	1,074,909	0.1
7,534	(2)	Heritage-Crystal Clean, Inc.	204,397	0.0
25,779		Herman Miller, Inc.	1,060,806	0.1
32,114		Hillenbrand, Inc.	1,532,159	0.1
18,542		HNI Corp.	733,522	0.1
14,161	(2)	HUB Group, Inc.	952,752	0.1
3,170		Hurco Cos, Inc.	111,901	0.0
9,973	(2)	Huron Consulting Group, Inc.	502,440	0.0
3,905	(1),(2)	Hydrofarm Holdings Group, Inc.	235,550	0.0
4,362		Hyster-Yale Materials Handling, Inc. - A shares	380,017	0.0
7,823		ICF International, Inc.	683,730	0.1
3,703	(2)	IES Holdings, Inc.	186,668	0.0
15,492		Insperity, Inc.	1,297,300	0.1
8,089		Insteel Industries, Inc.	249,465	0.0
26,039		Interface, Inc.	324,967	0.0
29,350	(2)	JELD-WEN Holding, Inc.	812,701	0.1
13,698		John Bean Technologies Corp.	1,826,491	0.2
4,970		Kadant, Inc.	919,500	0.1
11,892		Kaman Corp.	609,941	0.1
55,953		KAR Auction Services, Inc.	839,295	0.1
61,944		KBR, Inc.	2,378,030	0.2
14,824		Kelly Services, Inc.	330,130	0.0
36,527		Kennametal, Inc.	1,459,984	0.1
8,767		Kforce, Inc.	469,911	0.0
16,837		Kimball International, Inc.	235,718	0.0
22,232		Knoll, Inc.	367,050	0.0
23,523		Korn Ferry	1,467,130	0.1
53,342	(2)	Kratos Defense & Security Solutions, Inc.	1,455,170	0.1
2,069	(2)	Lawson Products	107,298	0.0
5,151	(2)	LB Foster Co.	92,203	0.0
4,757		Lindsay Corp.	792,611	0.1
12,063		Luxfer Holdings PLC	256,701	0.0
7,748	(2)	Lydall, Inc.	261,418	0.0
15,467	(2)	Manitowoc Co., Inc./The	318,930	0.0
11,722		Mantech International Corp.	1,019,228	0.1
26,926		Marten Transport Ltd.	456,934	0.0
10,649	(2)	Masonite International Corp.	1,227,191	0.1
24,746	(1),(2)	Mastec, Inc.	2,318,700	0.2
12,212	(2)	Matrix Service Co.	160,099	0.0
18,673		Matson, Inc.	1,245,489	0.1
13,916		Matthews International Corp.	550,378	0.1
31,066		Maxar Technologies, Inc.	1,174,916	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

10,547		Mcgrath Rentcorp	850,616	0.1
30,026	(2)	Meritor, Inc.	883,365	0.1
14,550	(2)	Mesa Air Group, Inc.	195,697	0.0
5,228		Miller Industries, Inc.	241,481	0.0
7,872	(2)	Mistras Group, Inc.	89,820	0.0
8,885	(2)	Montrose Environmental Group, Inc.	445,938	0.0
12,624		Moog, Inc.	1,049,686	0.1
35,337	(2)	MRC Global, Inc.	319,093	0.0
24,074		Mueller Industries, Inc.	995,460	0.1
67,682		Mueller Water Products, Inc.	940,103	0.1
7,174	(2)	MYR Group, Inc.	514,161	0.0
2,215		National Presto Industries, Inc.	226,085	0.0
21,415	(2)	Navistar International Corp.	942,902	0.1
5,510	(1),(2)	Nesco Holdings, Inc.	51,518	0.0
19,432	(2)	NN, Inc.	137,384	0.0
4,733	(2)	Northwest Pipe Co.	158,177	0.0
48,029	(2)	NOW, Inc.	484,613	0.0
4,739	(2)	NV5 Global, Inc.	457,645	0.0
1,244	(1)	Omega Flex, Inc.	196,403	0.0
12,767	(1),(2)	Orion Energy Systems, Inc.	88,858	0.0
25,236	(2)	PAE, Inc.	227,629	0.0
786	(2)	PAM Transportation Services	48,496	0.0
9,435		Park Aerospace Corp.	124,731	0.0
4,219		Park-Ohio Holdings Corp.	132,856	0.0
9,828	(1),(2)	Parsons Corp.	397,444	0.0
24,892	(2)	PGT Innovations, Inc.	628,523	0.1
74,905		Pitney Bowes, Inc.	617,217	0.1
180,248	(1),(2)	Plug Power, Inc.	6,460,088	0.5
3,968		Powell Industries, Inc.	134,396	0.0
1,580		Preformed Line Products Co.	108,625	0.0
21,050		Primoris Services Corp.	697,386	0.1
11,721	(1),(2)	Proto Labs, Inc.	1,427,032	0.1
16,800		Quad/Graphics, Inc.	59,304	0.0
15,111		Quanex Building Products Corp.	396,362	0.0
18,336	(2)	Radiant Logistics, Inc.	127,435	0.0
15,912		Raven Industries, Inc.	609,907	0.1
10,775	(2)	RBC Bearings, Inc.	2,120,197	0.2
3,047	(1),(2)	Red Violet, Inc.	56,126	0.0
62,876	(2)	Resideo Technologies, Inc.	1,776,247	0.1
13,579		Resources Connection, Inc.	183,860	0.0
12,463		REV Group, Inc.	238,791	0.0
52,763		Rexnord Corp.	2,484,610	0.2
20,631		Rush Enterprises, Inc. - Class A	1,028,043	0.1
11,490	(2)	Saia, Inc.	2,649,364	0.2
8,429	(1),(2)	SEACOR Holdings, Inc.	343,482	0.0
14,872		Shyft Group, Inc./The	553,238	0.1
19,126		Simpson Manufacturing Co., Inc.	1,983,940	0.2
19,290	(1),(2)	SiteOne Landscape Supply, Inc.	3,293,575	0.3
21,273		Skywest, Inc.	1,158,953	0.1
10,222	(2)	SP Plus Corp.	335,179	0.0
42,919	(1),(2)	Spirit Airlines, Inc.	1,583,711	0.1
18,749	(2)	SPX Corp.	1,092,504	0.1
18,574		SPX FLOW, Inc.	1,176,291	0.1
5,438		Standex International Corp.	519,710	0.0
38,235		Steelcase, Inc.	550,202	0.1
11,921	(2)	Sterling Construction Co., Inc.	276,567	0.0
69,293	(1),(2)	Sunrun, Inc.	4,190,841	0.3
5,688		Systemax, Inc.	233,891	0.0
13,883	(2)	Team, Inc.	160,071	0.0
8,090		Tennant Co.	646,310	0.1
29,558		Terex Corp.	1,361,737	0.1
23,628		Tetra Tech, Inc.	3,206,792	0.3
21,781	(1),(2)	Textainer Group Holdings Ltd.	624,026	0.1
14,268	(2)	Thermon Group Holdings, Inc.	278,083	0.0
9,013	(2)	Titan Machinery, Inc.	229,831	0.0
13,491	(2)	TPI Composites, Inc.	761,297	0.1
3,517	(2)	Transcat, Inc.	172,614	0.0
18,181	(2)	Trimas Corp.	551,248	0.1
17,697	(2)	TriNet Group, Inc.	1,379,658	0.1
26,584		Triton International Ltd.	1,461,854	0.1
22,211		Triumph Group, Inc.	408,238	0.0
16,177	(2)	TrueBlue, Inc.	356,218	0.0
18,339	(2)	Tutor Perini Corp.	347,524	0.0
26,052		UFP Industries, Inc.	1,975,784	0.2
6,616		Unifirst Corp.	1,480,065	0.1
3,400		Universal Logistics Holdings, Inc.	89,454	0.0
40,630	(2)	Upwork, Inc.	1,819,005	0.2
13,877	(2)	US Ecology, Inc.	577,838	0.1
10,086	(2)	US Xpress Enterprises, Inc.	118,510	0.0
4,964	(2)	Vectrus, Inc.	265,276	0.0
6,300	(2)	Veritiv Corp.	268,002	0.0
8,737		Viad Corp.	364,770	0.0
8,488	(2)	Vicor Corp.	721,735	0.1
11,219	(2)	Vidler Water Resouces, Inc.	99,849	0.0
4,266		VSE Corp.	168,507	0.0
23,527	(1)	Wabash National Corp.	442,308	0.0
11,823		Watts Water Technologies, Inc.	1,404,691	0.1
56,877	(2)	Welbilt, Inc.	924,251	0.1
26,193		Werner Enterprises, Inc.	1,235,524	0.1
21,490	(2)	Wesco International, Inc.	1,859,530	0.2
4,633	(2)	Willdan Group, Inc.	190,185	0.0
75,835	(2)	WillScot Mobile Mini Holdings Corp.	2,104,421	0.2
			197,923,307	15.7

		Information Technology: 12.4%
53,091	(1),(2)	3D Systems Corp.	1,456,817	0.1
46,809	(2)	8x8, Inc.	1,518,484	0.1
2,746	(2)	908 Devices, Inc.	133,181	0.0
26,934	(2)	A10 Networks, Inc.	258,836	0.0
49,940	(2)	ACI Worldwide, Inc.	1,900,217	0.2
20,814		Adtran, Inc.	347,178	0.0
16,624		Advanced Energy Industries, Inc.	1,814,842	0.2
8,317	(2)	Agilysys, Inc.	398,883	0.0
15,455	(2)	Akoustis Technologies, Inc.	206,170	0.0
20,840	(2)	Alarm.com Holdings, Inc.	1,800,159	0.2
9,554	(2)	Alpha & Omega Co.	312,416	0.0
19,127	(1),(2)	Altair Engineering, Inc.	1,196,776	0.1
14,762	(2)	Ambarella, Inc.	1,481,957	0.1
13,037		American Software, Inc.	269,866	0.0
43,259		Amkor Technology, Inc.	1,025,671	0.1
7,119	(1),(2)	Appfolio, Inc.	1,006,698	0.1
15,583	(1),(2)	Appian Corp.	2,071,760	0.2
9,793	(1),(2)	Applied Optoelectronics, Inc.	81,869	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

35,105	(2)	Arlo Technologies, Inc.	220,459	0.0
8,023	(1),(2)	Atomera, Inc.	196,563	0.0
36,651	(1),(2)	Avaya Holdings Corp.	1,027,328	0.1
13,528	(2)	Avid Technology, Inc.	285,576	0.0
14,518	(2)	Axcelis Technologies, Inc.	596,545	0.1
16,846	(2)	AXT, Inc.	196,424	0.0
12,794		Badger Meter, Inc.	1,190,738	0.1
5,017		Bel Fuse, Inc.	99,788	0.0
19,103		Belden, Inc.	847,600	0.1
16,215		Benchmark Electronics, Inc.	501,368	0.0
12,169	(2)	Benefitfocus, Inc.	168,054	0.0
21,253	(1)	Blackbaud, Inc.	1,510,663	0.1
22,411	(1),(2)	Blackline, Inc.	2,429,352	0.2
1,948	(2),(4)	BM Technologies, Inc.	21,560	0.0
19,162	(2)	Bottomline Technologies de, Inc.	867,080	0.1
62,809	(2)	Box, Inc.	1,442,095	0.1
17,293	(2)	Brightcove, Inc.	347,935	0.0
31,982		Brooks Automation, Inc.	2,611,330	0.2
15,910	(2)	CalAmp Corp.	172,624	0.0
22,973	(2)	Calix, Inc.	796,244	0.1
3,184	(2)	Cambium Networks Corp.	148,756	0.0
15,382	(2)	Cardtronics plc	596,822	0.1
13,195	(2)	Casa Systems, Inc.	125,748	0.0
6,578		Cass Information Systems, Inc.	304,364	0.0
16,604	(1),(2)	Cerence, Inc.	1,487,386	0.1
9,601	(2)	Ceva, Inc.	539,096	0.0
12,532	(2)	ChannelAdvisor Corp.	295,129	0.0
5,043	(2)	Clearfield, Inc.	151,946	0.0
89,492	(2)	Cloudera, Inc.	1,089,118	0.1
12,715		CMC Materials, Inc.	2,247,885	0.2
28,268	(2)	Cognyte Software Ltd.	786,133	0.1
18,523		Cohu, Inc.	775,002	0.1
18,469	(2)	Commvault Systems, Inc.	1,191,251	0.1
11,217		Comtech Telecommunications Corp.	278,630	0.0
72,652	(2)	Conduent, Inc.	483,862	0.0
26,898	(2)	Cornerstone OnDemand, Inc.	1,172,215	0.1
10,370	(1),(2)	Corsair Gaming, Inc.	345,217	0.0
13,948		CSG Systems International, Inc.	626,126	0.1
14,604		CTS Corp.	453,600	0.0
3,630	(2)	Cyberoptics Corp.	94,271	0.0
19,177		Daktronics, Inc.	120,240	0.0
30,825	(2)	Diebold Nixdorf, Inc.	435,557	0.0
12,994	(2)	Digi International, Inc.	246,756	0.0
5,472	(1),(2)	Digimarc Corp.	162,300	0.0
36,836	(2)	Digital Turbine, Inc.	2,960,141	0.2
18,758	(2)	Diodes, Inc.	1,497,639	0.1
11,683	(2)	Domo, Inc.	657,636	0.1
9,999	(2)	DSP Group, Inc.	142,486	0.0
5,518	(2)	DZS, Inc.	85,805	0.0
7,106	(1),(2)	Eastman Kodak Co.	55,924	0.0
11,827	(1)	Ebix, Inc.	378,819	0.0
10,142	(2)	eGain Corp.	96,248	0.0
23,228	(2)	Envestnet, Inc.	1,677,758	0.1
5,814	(2)	ePlus, Inc.	579,307	0.1
26,059		EVERTEC, Inc.	969,916	0.1
18,696	(2)	Evo Payments, Inc.	514,514	0.0
14,328	(2)	ExlService Holdings, Inc.	1,291,812	0.1
54,392	(2)	Extreme Networks, Inc.	475,930	0.0
16,107	(2)	Fabrinet	1,455,912	0.1
7,766	(2)	Faro Technologies, Inc.	672,303	0.1
33,776	(2)	Formfactor, Inc.	1,523,635	0.1
16,347	(2)	Genasys, Inc.	109,361	0.0
27,856	(2)	GreenSky, Inc.	172,429	0.0
12,890	(2)	Grid Dynamics Holdings, Inc.	205,338	0.0
8,806	(2)	GSI Technology, Inc.	58,912	0.0
21,676	(2)	GTY Technology Holdings, Inc.	138,510	0.0
11,450		Hackett Group, Inc.	187,666	0.0
42,546	(2)	Harmonic, Inc.	333,561	0.0
7,774	(2)	I3 Verticals, Inc.	241,966	0.0
10,198	(2)	Ichor Holdings Ltd.	548,652	0.1
45,102	(1),(2)	II-VI, Inc.	3,083,624	0.3
7,573	(2)	Immersion Corp.	72,549	0.0
7,431	(1),(2)	Impinj, Inc.	422,601	0.0
71,915	(1),(2)	Infinera Corp.	692,541	0.1
18,714	(2)	Information Services Group, Inc.	82,342	0.0
30,236	(1),(2)	Inseego Corp.	302,360	0.0
15,082	(2)	Insight Enterprises, Inc.	1,439,124	0.1
8,428	(2)	Intellicheck, Inc.	70,627	0.0
3,617	(1),(2)	Intelligent Systems Corp.	147,971	0.0
13,211		InterDigital, Inc.	838,238	0.1
13,129	(2)	International Money Express, Inc.	197,066	0.0
12,856	(2)	Intevac, Inc.	91,920	0.0
18,940	(2)	Iteris, Inc.	116,860	0.0
17,857	(2)	Itron, Inc.	1,583,023	0.1
18,959	(1),(2)	j2 Global, Inc.	2,272,426	0.2
11,041	(2)	Kimball Electronics, Inc.	284,858	0.0
38,738	(2)	Knowles Corp.	810,399	0.1
8,377	(2)	KVH Industries, Inc.	106,220	0.0
59,767	(2)	Lattice Semiconductor Corp.	2,690,710	0.2
56,144	(2)	Limelight Networks, Inc.	200,434	0.0
27,402	(1),(2)	LivePerson, Inc.	1,445,181	0.1
28,512	(2)	LiveRamp Holdings, Inc.	1,479,203	0.1
14,004	(2)	Luna Innovations, Inc.	147,462	0.0
20,792	(2)	MACOM Technology Solutions Holdings, Inc.	1,206,352	0.1
4,380	(1),(2)	Maxeon Solar Technologies Ltd.	138,233	0.0
26,567		MAXIMUS, Inc.	2,365,526	0.2
30,005	(2)	MaxLinear, Inc.	1,022,570	0.1
15,904		Methode Electronics, Inc.	667,650	0.1
3,205	(1),(2)	MicroStrategy, Inc.	2,175,554	0.2
25,307	(2)	Mimecast Ltd.	1,017,594	0.1
18,916	(1),(2)	Mitek Systems, Inc.	275,795	0.0
15,375	(1),(2)	Model N, Inc.	541,661	0.1
26,135	(2)	MoneyGram International, Inc.	171,707	0.0
8,372		MTS Systems Corp.	487,250	0.0
5,585	(2)	Napco Security Technologies, Inc.	194,526	0.0
21,522	(2)	NeoPhotonics Corp.	257,188	0.0
13,120	(2)	Netgear, Inc.	539,232	0.0
30,564	(2)	Netscout Systems, Inc.	860,682	0.1
28,605		NIC, Inc.	970,568	0.1
15,388	(2)	nLight, Inc.	498,571	0.0
14,989	(2)	Novanta, Inc.	1,976,899	0.2
2,178		NVE Corp.	152,678	0.0
3,085	(1),(2)	ON24, Inc.	149,653	0.0
14,633	(2)	OneSpan, Inc.	358,509	0.0
20,832	(2)	Onto Innovation, Inc.	1,368,871	0.1
7,399	(2)	OSI Systems, Inc.	711,044	0.1
8,371	(1),(2)	PAR Technology Corp.	547,547	0.1
15,859	(1),(2)	Paysign, Inc.	69,304	0.0
4,886		PC Connection, Inc.	226,662	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

9,382		PCTEL, Inc.	65,205	0.0
12,461	(2)	PDF Solutions, Inc.	221,557	0.0
14,042	(2)	Perficient, Inc.	824,546	0.1
60,601		Perspecta, Inc.	1,760,459	0.1
8,135	(2)	PFSweb, Inc.	54,911	0.0
27,939	(2)	Photronics, Inc.	359,296	0.0
16,040	(1),(2)	Ping Identity Holding Corp.	351,757	0.0
16,734	(2)	Pixelworks, Inc.	55,390	0.0
15,316		Plantronics, Inc.	595,946	0.1
12,384	(2)	Plexus Corp.	1,137,347	0.1
25,820		Power Integrations, Inc.	2,103,814	0.2
13,253	(2)	Powerfleet, Inc.	108,940	0.0
19,181		Progress Software Corp.	845,115	0.1
17,284	(2)	PROS Holdings, Inc.	734,570	0.1
22,048	(2)	Q2 Holdings, Inc.	2,209,210	0.2
5,019		QAD, Inc.	334,165	0.0
14,962	(1),(2)	Qualys, Inc.	1,567,718	0.1
14,556	(2)	Quantum Corp.	121,251	0.0
15,465	(1),(2)	Rackspace Technology, Inc.	367,758	0.0
49,977	(2)	Rambus, Inc.	971,553	0.1
22,764	(2)	Rapid7, Inc.	1,698,422	0.1
27,503	(1),(2)	Repay Holdings Corp.	645,770	0.1
13,216	(2)	Research Frontiers, Inc.	37,533	0.0
22,460	(1),(2)	Resonant, Inc.	95,230	0.0
29,119	(2)	Ribbon Communications, Inc.	239,067	0.0
11,257	(2)	Rimini Street, Inc.	100,975	0.0
8,207	(2)	Rogers Corp.	1,544,639	0.1
38,745	(1),(2)	SailPoint Technologies Holding, Inc.	1,962,047	0.2
27,802	(2)	Sanmina Corp.	1,150,447	0.1
11,832		Sapiens International Corp. NV	376,139	0.0
11,242	(2)	Scansource, Inc.	336,698	0.0
28,215	(2)	Semtech Corp.	1,946,835	0.2
44,509	(2)	ServiceSource International, Inc.	65,428	0.0
3,742	(1),(2)	ShotSpotter, Inc.	131,232	0.0
18,930	(2)	Silicon Laboratories, Inc.	2,670,455	0.2
5,114	(2)	SiTime Corp.	504,240	0.0
6,610	(1),(2)	SMART Global Holdings, Inc.	304,192	0.0
16,996	(2)	Smith Micro Software, Inc.	93,563	0.0
12,220	(2)	Sprout Social, Inc.	705,827	0.1
15,631	(2)	SPS Commerce, Inc.	1,552,315	0.1
8,758	(2)	Startek, Inc.	69,626	0.0
6,478	(1),(2)	Sumo Logic, Inc.	122,175	0.0
33,406	(1),(2)	SunPower Corp.	1,117,431	0.1
18,882	(2)	Super Micro Computer, Inc.	737,531	0.1
53,545	(2)	SVMK, Inc.	980,944	0.1
16,348	(2)	SYKES Enterprises, Inc.	720,620	0.1
15,372	(1),(2)	Synaptics, Inc.	2,081,676	0.2
19,403	(2)	Synchronoss Technologies, Inc.	69,269	0.0
6,125	(2)	Telos Corp.	232,260	0.0
31,370	(2)	Tenable Holdings, Inc.	1,135,123	0.1
7,773		TTEC Holdings, Inc.	780,798	0.1
42,161	(2)	TTM Technologies, Inc.	611,335	0.1
4,126	(1),(2)	Tucows, Inc.	319,765	0.0
17,445	(2)	Ultra Clean Holdings, Inc.	1,012,508	0.1
27,049	(2)	Unisys Corp.	687,586	0.1
11,600	(2)	Upland Software, Inc.	547,404	0.1
44,613	(2)	Varonis Systems, Inc.	2,290,431	0.2
21,025	(1),(2)	Veeco Instruments, Inc.	436,059	0.0
28,323	(2)	Verint Systems, Inc.	1,288,413	0.1
11,344	(1),(2)	Veritone, Inc.	272,029	0.0
57,612	(2)	Verra Mobility Corp.	779,778	0.1
4,351	(2)	Viant Technology, Inc.	230,124	0.0
99,523	(2)	Viavi Solutions, Inc.	1,562,511	0.1
29,545	(1)	VirnetX Holding Corp.	164,566	0.0
57,886		Vishay Intertechnology, Inc.	1,393,895	0.1
6,223	(2)	Vishay Precision Group, Inc.	191,731	0.0
17,439	(2)	Workiva, Inc.	1,539,166	0.1
45,625		Xperi Holding Corp.	993,256	0.1
46,503	(1),(2)	Yext, Inc.	673,363	0.1
24,000	(2)	Zix Corp.	181,200	0.0
45,367	(2)	Zuora, Inc.	671,432	0.1
			156,375,828	12.4

		Materials: 4.4%
11,880	(2)	AdvanSix, Inc.	318,622	0.0
82,220	(2)	Alcoa Corp.	2,671,328	0.2
55,449	(1),(2)	Allegheny Technologies, Inc.	1,167,756	0.1
12,602		American Vanguard Corp.	257,207	0.0
46,644	(1),(2)	Amyris, Inc.	890,900	0.1
43,360	(2)	Arconic Corp.	1,100,910	0.1
40,032		Avient Corp.	1,892,313	0.2
14,061		Balchem Corp.	1,763,390	0.2
5,708		Caledonia Mining Corp. PLC	81,567	0.0
20,582		Carpenter Technology Corp.	846,949	0.1
21,696	(2)	Century Aluminum Co.	383,151	0.0
3,240		Chase Corp.	377,104	0.0
7,423	(2)	Clearwater Paper Corp.	279,253	0.0
196,995	(1)	Cleveland-Cliffs, Inc.	3,961,569	0.3
105,941	(1),(2)	Coeur Mining, Inc.	956,647	0.1
51,906	(1)	Commercial Metals Co.	1,600,781	0.1
14,670	(1)	Compass Minerals International, Inc.	920,102	0.1
23,850		Domtar Corp.	881,258	0.1
35,105	(2)	Ferro Corp.	591,870	0.1
30,512	(2),(4),(5)	Ferroglobe PLC	–	–
12,167	(2)	Forterra, Inc.	282,883	0.0
12,499		FutureFuel Corp.	181,611	0.0
10,904	(1),(2)	Gatos Silver, Inc.	108,713	0.0
20,800	(2)	GCP Applied Technologies, Inc.	510,432	0.1
19,718		Glatfelter Corp.	338,164	0.0
32,502		Gold Resource Corp.	85,805	0.0
13,930		Greif, Inc. - Class A	794,010	0.1
8,933		Hawkins, Inc.	299,434	0.0
5,732		Haynes International, Inc.	170,068	0.0
22,461	(1)	HB Fuller Co.	1,413,022	0.1
229,011	(1)	Hecla Mining Co.	1,303,073	0.1
18,156	(2)	Ingevity Corp.	1,371,323	0.1
10,627		Innospec, Inc.	1,091,287	0.1
4,522	(2)	Intrepid Potash, Inc.	147,236	0.0
6,775	(1)	Kaiser Aluminum Corp.	748,638	0.1
9,033	(2)	Koppers Holdings, Inc.	313,987	0.0
13,581	(2)	Kraton Corp.	496,929	0.0
8,836		Kronos Worldwide, Inc.	135,191	0.0
64,251	(1),(2)	Livent Corp.	1,112,827	0.1
48,068		Louisiana-Pacific Corp.	2,665,851	0.2
28,231	(2)	Marrone Bio Innovations, Inc.	59,003	0.0
8,657		Materion Corp.	573,440	0.1
14,779		Minerals Technologies, Inc.	1,113,154	0.1
15,569		Myers Industries, Inc.	307,643	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

7,332		Neenah, Inc.	376,718	0.0
103,866	(2)	Novagold Resources, Inc.	909,866	0.1
67,379		O-I Glass, Inc.	993,166	0.1
4,342	(1)	Olympic Steel, Inc.	127,872	0.0
26,645		Orion Engineered Carbons SA	525,439	0.1
16,526		Pactiv Evergreen, Inc.	227,067	0.0
17,276		PQ Group Holdings, Inc.	288,509	0.0
5,780	(1)	Quaker Chemical Corp.	1,408,991	0.1
12,598	(2)	Ranpak Holdings Corp.	252,716	0.0
26,151	(2)	Rayonier Advanced Materials, Inc.	237,190	0.0
6,673	(2)	Ryerson Holding Corp.	113,708	0.0
11,384		Schnitzer Steel Industries, Inc.	475,737	0.0
13,532		Schweitzer-Mauduit International, Inc.	662,662	0.1
18,426		Sensient Technologies Corp.	1,437,228	0.1
9,388		Stepan Co.	1,193,309	0.1
50,114	(2)	Summit Materials, Inc.	1,404,194	0.1
37,119		SunCoke Energy, Inc.	260,204	0.0
20,517	(2)	TimkenSteel Corp.	241,075	0.0
11,915	(2)	Trecora Resources	92,580	0.0
12,500		Tredegar Corp.	187,625	0.0
16,670		Trinseo SA	1,061,379	0.1
47,153		Tronox Holdings PLC	862,900	0.1
3,005	(2)	UFP Technologies, Inc.	149,709	0.0
904		United States Lime & Minerals, Inc.	120,874	0.0
114,652	(1)	United States Steel Corp.	3,000,443	0.2
6,904	(2)	US Concrete, Inc.	506,201	0.1
14,075		Verso Corp.	205,354	0.0
22,189		Warrior Met Coal, Inc.	380,098	0.0
14,975		Worthington Industries, Inc.	1,004,673	0.1
			55,273,888	4.4

		Real Estate: 5.8%
37,365		Acadia Realty Trust	708,814	0.1
24,390	(1)	Agree Realty Corp.	1,641,691	0.1
32,054		Alexander & Baldwin, Inc.	538,187	0.0
929		Alexander's, Inc.	257,612	0.0
3,567		Alpine Income Property Trust, Inc.	61,923	0.0
22,180		American Assets Trust, Inc.	719,519	0.1
47,967		American Finance Trust, Inc.	471,036	0.0
26,598		Armada Hoffler Properties, Inc.	333,539	0.0
10,643		Bluerock Residential Growth REIT, Inc.	107,601	0.0
16,173		Broadstone Net Lease, Inc.	295,966	0.0
5,607		BRT Apartments Corp.	94,422	0.0
41,961		CareTrust REIT, Inc.	977,062	0.1
23,158		CatchMark Timber Trust, Inc.	235,748	0.0
5,923		Centerspace	402,764	0.0
21,413		Chatham Lodging Trust	281,795	0.0
5,749		CIM Commercial Trust Corp.	74,105	0.0
20,787		City Office REIT, Inc.	220,758	0.0
7,964		Clipper Realty, Inc.	63,075	0.0
210,410	(1)	Colony Capital, Inc.	1,363,457	0.1
49,641		Columbia Property Trust, Inc.	848,861	0.1
10,007		Community Healthcare Trust, Inc.	461,523	0.0
6,656		CorEnergy Infrastructure Trust, Inc.	47,058	0.0
18,442		CorePoint Lodging, Inc.	166,531	0.0
2,731	(1)	CTO Realty Growth, Inc.	142,039	0.0
48,067	(1),(2)	Cushman & Wakefield PLC	784,453	0.1
87,269	(2)	DiamondRock Hospitality Co.	898,871	0.1
105,083		Diversified Healthcare Trust	502,297	0.0
35,466	(1)	Easterly Government Properties, Inc.	735,210	0.1
17,202		EastGroup Properties, Inc.	2,464,703	0.2
45,727		Essential Properties Realty Trust, Inc.	1,043,947	0.1
21,733	(2)	eXp World Holdings, Inc.	989,938	0.1
12,127	(1)	Farmland Partners, Inc.	135,944	0.0
2,152	(1),(2)	Fathom Holdings, Inc.	78,828	0.0
7,345	(2)	Forestar Group, Inc.	170,992	0.0
31,751		Four Corners Property Trust, Inc.	869,977	0.1
47,603		Franklin Street Properties Corp.	259,436	0.0
3,023	(2)	FRP Holdings, Inc.	148,792	0.0
51,039	(1)	Geo Group, Inc./The	396,063	0.0
15,746		Getty Realty Corp.	445,927	0.0
15,568		Gladstone Commercial Corp.	304,510	0.0
9,928		Gladstone Land Corp.	181,682	0.0
19,856		Global Medical REIT, Inc.	260,312	0.0
38,937		Global Net Lease, Inc.	703,202	0.1
60,424		Healthcare Realty Trust, Inc.	1,832,056	0.2
14,423	(2)	Hersha Hospitality Trust	152,163	0.0
42,520	(1)	Independence Realty Trust, Inc.	646,304	0.1
1,493		Indus Realty Trust, Inc.	89,819	0.0
28,659		Industrial Logistics Properties Trust	662,883	0.1
9,877	(1)	Innovative Industrial Properties, Inc.	1,779,440	0.1
31,866	(1)	iStar, Inc.	566,577	0.1
52,544		Kennedy-Wilson Holdings, Inc.	1,061,914	0.1
35,927		Kite Realty Group Trust	693,032	0.1
120,559		Lexington Realty Trust	1,339,410	0.1
16,910	(1)	LTC Properties, Inc.	705,485	0.1
65,288	(1)	Macerich Co.	763,870	0.1
38,106		Mack-Cali Realty Corp.	589,881	0.1
10,359	(2)	Marcus & Millichap, Inc.	349,098	0.0
40,968		Monmouth Real Estate Investment Corp.	724,724	0.1
19,020		National Health Investors, Inc.	1,374,766	0.1
27,547		National Storage Affiliates Trust	1,099,952	0.1
37,812		New Senior Investment Group, Inc.	235,569	0.0
62,570		Newmark Group, Inc.	626,013	0.1
9,575		NexPoint Residential Trust, Inc.	441,312	0.0
21,120		Office Properties Income Trust	581,222	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

7,019		One Liberty Properties, Inc.	156,313	0.0
57,303	(1)	Pebblebrook Hotel Trust	1,391,890	0.1
91,241		Physicians Realty Trust	1,612,228	0.1
54,648		Piedmont Office Realty Trust, Inc.	949,236	0.1
11,567		Plymouth Industrial REIT, Inc.	194,904	0.0
28,811		PotlatchDeltic Corp.	1,524,678	0.1
22,542		Preferred Apartment Communities, Inc.	222,039	0.0
8,784		PS Business Parks, Inc.	1,357,831	0.1
28,315	(1)	QTS Realty Trust, Inc.	1,756,663	0.1
4,399	(2)	Rafael Holdings, Inc.	175,608	0.0
8,118		RE/MAX Holdings, Inc.	319,768	0.0
49,691	(2)	Realogy Holdings Corp.	751,825	0.1
43,823	(2)	Redfin Corp.	2,918,174	0.2
50,659		Retail Opportunity Investments Corp.	803,958	0.1
93,595		Retail Properties of America, Inc.	980,876	0.1
8,123		Retail Value, Inc.	151,981	0.0
71,818		RLJ Lodging Trust	1,111,743	0.1
6,666		RMR Group, Inc.	272,039	0.0
35,510		RPT Realty	405,169	0.0
22,173		Ryman Hospitality Properties	1,718,629	0.1
89,798		Sabra Healthcare REIT, Inc.	1,558,893	0.1
7,828	(1)	Safehold, Inc.	548,743	0.0
5,539		Saul Centers, Inc.	222,169	0.0
14,721	(1),(2)	Seritage Growth Properties	270,130	0.0
71,435		Service Properties Trust	847,219	0.1
66,312		SITE Centers Corp.	899,191	0.1
14,425	(1)	St. Joe Co.	618,832	0.1
67,310		STAG Industrial, Inc.	2,262,289	0.2
3,061	(2)	Stratus Properties, Inc.	93,361	0.0
45,172	(1)	Summit Hotel Properties, Inc.	458,948	0.0
94,777		Sunstone Hotel Investors, Inc.	1,180,921	0.1
39,640		Tanger Factory Outlet Centers, Inc.	599,753	0.1
9,526	(2)	Tejon Ranch Co.	159,465	0.0
29,559		Terreno Realty Corp.	1,707,623	0.1
17,187		UMH Properties, Inc.	329,475	0.0
84,964		Uniti Group, Inc.	937,153	0.1
5,917		Universal Health Realty Income Trust	401,054	0.0
51,110		Urban Edge Properties	844,337	0.1
12,905		Urstadt Biddle Properties, Inc.	214,868	0.0
36,714	(1)	Washington Real Estate Investment Trust	811,379	0.1
19,430		Whitestone REIT	188,471	0.0
49,686		Xenia Hotels & Resorts, Inc.	968,877	0.1
			73,104,363	5.8

		Utilities: 2.7%
23,187		ALLETE, Inc.	1,557,935	0.1
16,453		American States Water Co.	1,244,176	0.1
3,224		Artesian Resources Corp.	126,961	0.0
42,138	(2)	Atlantic Power Corp.	121,779	0.0
30,422		Avista Corp.	1,452,650	0.1
27,734		Black Hills Corp.	1,851,799	0.2
13,795	(1)	Brookfield Infrastructure Corp.	1,053,524	0.1
55,010		Brookfield Renewable Corp.	2,574,468	0.2
9,646	(1),(2)	Cadiz, Inc.	92,505	0.0
21,824		California Water Service Group	1,229,564	0.1
7,568	(1)	Chesapeake Utilities Corp.	878,493	0.1
16,521		Clearway Energy, Inc.-Class A	437,972	0.0
34,758		Clearway Energy, Inc.-Class C	978,090	0.1
7,648		Consolidated Water Co., Ltd.	102,866	0.0
6,881		Global Water Resources, Inc.	112,229	0.0
16,220		MGE Energy, Inc.	1,157,946	0.1
7,462		Middlesex Water Co.	589,647	0.1
41,761	(1)	New Jersey Resources Corp.	1,665,011	0.1
13,426		Northwest Natural Holding Co.	724,333	0.1
22,465		NorthWestern Corp.	1,464,718	0.1
22,873		ONE Gas, Inc.	1,759,162	0.1
18,602	(1)	Ormat Technologies, Inc.	1,460,815	0.1
17,970		Otter Tail Corp.	829,675	0.1
35,622		PNM Resources, Inc.	1,747,259	0.1
40,078		Portland General Electric Co.	1,902,503	0.2
10,264	(2)	Purecycle Corp.	137,743	0.0
4,385		RGC Resources, Inc.	97,259	0.0
11,531		SJW Group	726,338	0.1
44,134	(1)	South Jersey Industries, Inc.	996,546	0.1
24,864		Southwest Gas Holdings, Inc.	1,708,405	0.1
21,775	(1)	Spire, Inc.	1,608,955	0.1
24,001	(2)	Sunnova Energy International, Inc.	979,721	0.1
6,774		Unitil Corp.	309,504	0.0
6,072		York Water Co.	297,346	0.0
			33,977,897	2.7

	Total Common Stock
	(Cost $656,626,993)		1,235,911,401	98.2

RIGHTS: –%
		Communication Services: –%
46,399	(2),(4),(5)	Media General, Inc. - CVR	–	–

		Consumer, Non-cyclical: –%
390	(2),(4),(5)	GTX, Inc. - CVR	–	–

		Health Care: –%
4,590	(2),(4),(5)	Aduro Biotech, Inc. - CVR	–	–
37,288	(1),(2),(4),(5)	Progenics Pharmaceuticals, Inc. - CVR	–	–
			–	–

	Total Rights
	(Cost $800)		–	–

	Total Long-Term Investments
	(Cost $656,627,793)		1,235,911,401	98.2

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 19.6%
		Repurchase Agreements: 16.3%
12,025,051	(6)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $12,025,058, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $12,265,552, due 06/01/21-04/01/51)	12,025,051	1.0
8,368,239	(6)	Bethesda Securities LLC, Repurchase Agreement dated 03/31/21, 0.05%, due 04/01/21 (Repurchase Amount $8,368,250, collateralized by various U.S. Government Agency Obligations, 1.500%-5.500%, Market Value plus accrued interest $8,535,604, due 01/01/25-10/01/50)	8,368,239	0.7
8,487,535	(6)	BNP Paribas S.A., Repurchase Agreement dated 03/31/21, 0.21%, due 04/01/21 (Repurchase Amount $8,487,584, collateralized by various U.S. Government Securities, 0.652%-8.125%, Market Value plus accrued interest $8,911,912, due 05/20/22-04/01/40)	8,487,535	0.7
48,986,950	(6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $48,986,977, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $49,966,689, due 04/15/21-02/20/71)	48,986,950	3.9
3,113,050	(6)	CF Secured LLC, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $3,113,052, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.682%, Market Value plus accrued interest $3,175,312, due 04/22/21-06/20/69)	3,113,050	0.2
8,168,982	(6)	Citadel Securities LLC, Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $8,168,995, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $8,332,384, due 04/13/21-02/15/48)	8,168,982	0.7
28,168,001	(6)	Daiwa Capital Markets, Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $28,168,009, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $28,731,363, due 05/04/21-04/01/51)	28,168,001	2.2
2,477,666	(6)	ED&F Man Capital Markets Inc., Repurchase Agreement dated 03/31/21, 0.05%, due 04/01/21 (Repurchase Amount $2,477,669, collateralized by various U.S. Government Agency Obligations, 2.098%-5.000%, Market Value plus accrued interest $2,527,219, due 10/01/21-03/01/51)	2,477,666	0.2

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

1,854,923	(6)	Jefferies LLC, Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $1,854,924, collateralized by various U.S. Government Securities, 0.000%-3.000%, Market Value plus accrued interest $1,892,021, due 05/15/21-08/15/48)	1,854,923	0.1
13,567,356	(6)	JVB Financial Group LLC, Repurchase Agreement dated 03/31/21, 0.05%, due 04/01/21 (Repurchase Amount $13,567,375, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $13,838,705, due 07/01/22-03/01/51)	13,567,356	1.1
15,485,100	(6)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 03/31/21, 0.03%, due 04/01/21 (Repurchase Amount $15,485,113, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.500%, Market Value plus accrued interest $15,794,817, due 06/01/21-02/20/71)	15,485,100	1.2
9,344,863	(6)	Palafox Trading LLC, Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $9,344,878, collateralized by various U.S. Government Securities, 0.625%-1.875%, Market Value plus accrued interest $9,559,369, due 01/31/22-02/15/41)	9,344,863	0.7
3,120,807	(6)	Royal Bank of Canada, Repurchase Agreement dated 03/31/21, 0.20%, due 04/01/21 (Repurchase Amount $3,120,824, collateralized by various U.S. Government Securities, 0.441%-10.200%, Market Value plus accrued interest $3,262,963, due 01/15/22-09/01/40)	3,120,807	0.3
37,703,894	(6)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/21, 0.09%, due 04/01/21 (Repurchase Amount $37,703,987, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $38,458,101, due 07/15/23-02/15/48)	37,703,894	3.0
3,823,054	(6)	Stonex Financial Inc., Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $3,823,060, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.875%-9.000%, Market Value plus accrued interest $3,899,515, due 04/25/21-02/20/71)	3,823,054	0.3

	Total Repurchase Agreements
	(Cost $204,695,471)		204,695,471	16.3

Shares			Value	Percentage of Net Assets
		Mutual Funds(6): 3.3%
28,553,000	(6),(7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%	28,553,000	2.3
6,496,000	(6),(7)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%	6,496,000	0.5
6,297,000	(6),(7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	6,297,000	0.5
	Total Mutual Funds
	(Cost $41,346,000)		41,346,000	3.3

	Total Short-Term Investments
	(Cost $246,041,471)		246,041,471	19.6

	Total Investments in Securities (Cost $902,669,264)		$ 1,481,952,872	117.8
	Liabilities in Excess of Other Assets		(223,777,186)	(17.8)
	Net Assets		$ 1,258,175,686	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2021, the Portfolio held restricted securities with a fair value of $21,560 or 0.0% of net assets. Please refer to the table below for additional details.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of March 31, 2021.

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$29,812,682	$–	$–	$29,812,682
Consumer Discretionary	180,203,290	–	–	180,203,290
Consumer Staples	40,425,630	–	–	40,425,630
Energy	32,378,147	–	–	32,378,147
Financials	195,489,160	–	–	195,489,160
Health Care	240,947,209	–	–	240,947,209
Industrials	197,923,307	–	–	197,923,307
Information Technology	156,354,268	21,560	–	156,375,828
Materials	55,273,888	–	–	55,273,888
Real Estate	73,104,363	–	–	73,104,363
Utilities	33,977,897	–	–	33,977,897
Total Common Stock	1,235,889,841	21,560	–	1,235,911,401
Rights	–	–	–	–
Short-Term Investments	41,346,000	204,695,471	–	246,041,471
Total Investments, at fair value	$1,277,235,841	$204,717,031	$–	$1,481,952,872
Liabilities Table
Other Financial Instruments+
Futures	$(510,314)	$–	$–	$(510,314)
Total Liabilities	$(510,314)	$–	$–	$(510,314)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2021, Voya Russell™ Small Cap Index Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Aduro Biotech, Inc. - CVR	10/6/2020	$–	$–
BM Technologies, Inc.	12/17/2020	24,350	21,560
Ferroglobe PLC	6/26/2018	–	–
GTX, Inc. - CVR	6/10/2019	800	–
Media General, Inc. - CVR	1/18/2017	–	–
Progenics Pharmaceuticals, Inc. - CVR	6/22/2020	–	–
		$25,150	$21,560

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

At March 31, 2021, the following futures contracts were outstanding for Voya Russell™ Small Cap Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	240	06/18/21	$26,670,000	$(510,314)
			$26,670,000	$(510,314)

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $915,664,839.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$597,664,856
Gross Unrealized Depreciation	(31,886,860)
Net Unrealized Appreciation	$565,777,996